As filed with the Securities and Exchange Commission on April 10, 2025

Securities Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No.☐

ETF OPPORTUNITIES TRUST

(Exact Name of Registrant as Specified in Charter)

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

 The Corporation Trust Co.

Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

 Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Title of Securities Being Registered:  Shares of OTG Latin America ETF, a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective May 13, 2025 pursuant to Rule 488 under the Securities Act of 1933, as amended, unless effectiveness is accelerated as requested by the Registrant.

WORLD FUNDS TRUST

OTG Latin America Fund
8730 Stony Point Parkway, Suite 205,

Richmond, Virginia 23235

800-673-0550

May 13, 2025

Dear Valued Shareholder:

A Special Meeting of Shareholders of the OTG Latin America Fund (the “Target Fund”), a series of World Funds Trust (“WFT”), will be held at the offices of Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, on June 12, 2025 at 10:00 a.m. Eastern time (the “Special Meeting”). The Special Meeting has been called to vote on a proposal to reorganize the Target Fund into the OTG Latin America ETF (the “Acquiring Fund”), a newly created series of ETF Opportunities Trust (“ETFOT”) (the “Reorganization”).

If the Agreement and Plan of Reorganization (the “Plan”) between WFT, on behalf of the Target Fund, and ETFOT, on behalf of the Acquiring Fund, regarding the Reorganization is approved by shareholders of the Target Fund and the Reorganization is completed, all of the assets of the Target Fund will be transferred to the Acquiring Fund; the Acquiring Fund will assume all of the liabilities of the Target Fund; and each shareholder of the Target Fund will receive a number of shares of the Acquiring Fund, and a cash payment in lieu of fractional shares of the Acquiring Fund, equal in aggregate net asset value (“NAV”) at the time of the exchange to the aggregate NAV of such shareholder’s shares of the Target Fund. The Target Fund would then be dissolved.

The Acquiring Fund has not commenced operations. The Reorganization generally is not expected to result in the recognition of gain or loss by the Target Fund or its shareholders for U.S. federal income tax purposes, except with respect to any cash payment in lieu of fractional shares. If the shareholders of the Target Fund do not approve the Reorganization, then the Reorganization will not be implemented and the Board of Trustees of WFT (the “WFT Board”) will consider, based in part upon the recommendation of the Target Fund’s investment adviser, OTG Asset Management, Ltd. additional actions with respect to the Target Fund, including the possible liquidation of the Target Fund or the possible continuation of the Target Fund.

If the Reorganization is approved by shareholders of the Target Fund:

•	OTG Asset Management, Ltd. (“OTG”) will continue to serve as the investment manager for the Acquiring Fund.

•	Tidal Investments, LLC (“Tidal”) will serve as the sub-adviser to the Acquiring Fund. Target Fund shareholders will become shareholders of the Acquiring Fund. The Target Fund and the Acquiring Fund have the same investment objectives, principal investment strategies, and policies. The Target Fund and the Acquiring Fund each seek long-term capital appreciation through investments in the equity securities of companies located in Latin America. The investment objectives, principal investment strategies, principal risks, and policies of the Target Fund and the Acquiring Fund are further described in the attached Proxy Statement/Prospectus.

After being presented with OTG’s reasoning and recommendation for the Reorganization, and after careful consideration, for the reasons discussed in the attached Proxy Statement/Prospectus, the WFT Board has approved the Reorganization and the solicitation of the Target Fund’s shareholders with respect to the Plan. The WFT Board recommends that you cast your vote FOR the proposed Reorganization.

The attached Proxy Statement/Prospectus is designed to give you more information about the proposal. If you have any questions regarding the proposal to be voted on, please do not hesitate to call the number listed on the enclosed proxy card. If you were a shareholder of record of the Target Fund as of the close of business on April 4, 2025, the record date for the Special Meeting, you are entitled to vote on the proposal at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, we expect that most shareholders will cast their votes by filling out and signing the enclosed proxy card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please submit your vote via the options listed on your proxy card. You can mark, sign and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You should follow the enclosed instructions on your proxy card as to how to vote, which includes calling the toll-free number on your proxy card to vote by telephone. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Treasurer of WFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card.

Thank you for taking the time to consider this important proposal and for your continuing investment in the OTG Latin America Fund.

Sincerely,

/s/ David A. Bogaert

David A. Bogaert

President

WORLD FUNDS TRUST

OTG Latin America Fund
8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

800-673-0550

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JUNE 12, 2025

World Funds Trust, a Delaware statutory trust (“WFT”), will hold a Special Meeting of Shareholders (the “Special Meeting”) of the OTG Latin America Fund, an existing series of WFT (the “Target Fund”), at the offices of Commonwealth Fund Services, Inc. located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, on June 12, 2025, at 11:00 a.m. Eastern time.

At the Special Meeting, you and the other shareholders of the Target Fund will be asked to consider and vote upon the following proposal:

1.	Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the Target Fund to the OTG Latin America ETF (the “Acquiring Fund”), a newly created series of ETF Opportunities Trust (the “ETFOT”), in exchange for (a) shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund, with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Target Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund and cash in lieu of fractional shares received in the exchange to the shareholders of the Target Fund (the “Reorganization”); and

2.	The transaction of such other business as may properly come before the Special Meeting or any continuations after an adjournment thereof.

Only shareholders of record of the Target Fund at the close of business on April 4, 2025, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or continuations after an adjournment thereof.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to please submit your vote via the options listed on your proxy card. You may vote by completing, dating and signing your proxy card and mailing it in the enclosed postage prepaid envelope, or by calling the toll-free number on your proxy card to vote by telephone. Your prompt voting by proxy will help assure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Treasurer of WFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card.

By Order of the Board of Trustees of World Funds Trust

/s/ Karen M. Shupe

Karen M. Shupe

Treasurer

WORLD FUNDS TRUST

OTG Latin America Fund
8730 Stony Point Parkway, Suite 205,
Richmond, Virginia 23235

Summary

We recommend that you read the complete Proxy Statement/Prospectus. The following Questions and Answers provide an overview of the key features of the reorganization of the OTG Latin America Fund (the “Target Fund”) into the OTG Latin America ETF (the “Acquiring Fund”) and of the information contained in this Proxy Statement/Prospectus. The Target Fund and the Acquiring Fund are referred to collectively herein as the “Funds.”

Q.	What is this document and why did you send it to me?

A.

The attached document is a proxy statement to solicit votes from shareholders of the Target Fund, a series of World Fund Trust (“WFT”), at the special meeting of the Target Fund’s shareholders (“Special Meeting”), and a registration statement for the Acquiring Fund, a newly created series of ETF Opportunities Trust (“ETFOT”). This combined proxy/registration statement is referred to below as the “Proxy Statement/Prospectus.”

The Proxy Statement/Prospectus is being provided to you by WFT in connection with the solicitation of proxies to vote to approve an Agreement and Plan of Reorganization between the WFT and ETFOT (the form of which is attached as Appendix A) (the “Plan”) regarding the proposed reorganization of the Target Fund into the Acquiring Fund (the “Reorganization”). The Proxy Statement/Prospectus contains the information that shareholders of the Target Fund should know before voting on this proposal.

Approval of the shareholders of the Target Fund is needed to proceed with the proposal. The Special Meeting will be held on June 12, 2025 to consider the proposal. If the shareholders of the Target Fund do not approve the Reorganization, then the Reorganization will not be implemented and the Board of Trustees of WFT (the “WFT Board”) will consider what further actions to take, including the possible liquidation of the Target Fund or the possible continuation of the Target Fund. We are sending this document to you for your use in deciding whether to approve the Reorganization. This document includes a Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus and a proxy card.

Q.	How will the Reorganization be effected?

A.

Assuming the Target Fund shareholders approve the Reorganization, the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for (a) shares of the Acquiring Fund, and cash in lieu of fractional Acquiring Fund shares and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund.

Upon the closing of the Reorganization the Target Fund shareholders will receive shares of the Acquiring Fund. Each shareholder of the Target Fund will receive a number of Acquiring Fund shares, and cash in lieu of fractional Acquiring Fund shares, having an aggregate value equal to the aggregate net asset value (“NAV”) of the Target Fund shares held by such shareholder, computed as of the close of regular trading on NASDAQ on the business day immediately prior to the date of the closing of the Reorganization (the “Valuation Time”).

Q.	When is the Reorganization anticipated to occur?

If approved by the shareholders, the Reorganization is anticipated to close on or about the close of business on June 20, 2025.

Q.	Why is the Reorganization being recommended?

A.	OTG Asset Management, Ltd. (“OTG” or the “Adviser’) has recommended to the WFT Board that it believes that delivering the investment strategy that is currently pursued by the Target Fund in an exchange-traded fund format, such as the Acquiring Fund, will potentially be more beneficial for investors given the tax benefits that can inure to the investor in exchange-traded funds relative to traditional mutual funds. OTG has also expressed the view that current market dynamics with respect to asset gathering and distribution favor the exchange-traded fund format versus the traditional mutual fund.

Q.	Will shareholders of the Target Fund have to pay any fees or expenses in connection with the Reorganization?

A.	Yes. The direct costs associated with the proposed Reorganization, including the costs associated with the Meeting, will be borne by Target Fund. Although the Adviser has an expense limitation arrangement in place for the Target Fund, it has suggested that the WFT Board should consider the expenses associated with the proposed Reorganization to be extraordinary and should be outside of the obligations of the expense limitation arrangement. After consultation with the various service providers to WFT, the WFT Board has determined that the proposed Reorganization is extraordinary, and the related expenses should be characterized as extraordinary expenses. As a result, the Target Fund will bear the direct costs associated with the Reorganization. It is estimated that the cost of the Reorganization will be $125,000.

Q.	Will there be any portfolio repositioning in connection with the Reorganization?

A.	No. Since the Target Fund and the Acquiring Fund have the same investment objective and investment strategies, there is no material portfolio repositioning that is anticipated to occur. If portfolio repositioning is needed, this would be accomplished through in-kind transactions with Authorized Participants (as defined below), and no transaction costs are expected to be incurred.

Q.	Will the Reorganization result in an increase in the fees and expenses that are paid by shareholders?

A.	No. The Acquiring Fund will have a lower management fee and total expense ratio than the Target Fund. Additionally, the Acquiring Fund’s management fee will be structured as a unitary fee, meaning that OTG will be responsible for paying all Acquiring Fund expenses other than the unitary management fee and certain other excluded expenses.

Q.	Is there a difference in how I can purchase and sell shares for the Acquiring Fund versus the Target Fund?

A.	Most investors will buy and sell shares of the Acquiring Fund through broker-dealers at market prices as reflected on an applicable stock exchange or market. Shares of the Acquiring Fund are listed for trading on the Exchange and generally can be purchased and sold throughout the trading day like other shares of publicly traded securities.

Q.	What securities exchange will the shares held by the Acquiring Fund be listed on after the Reorganization?

A.	The Acquiring Fund shares are listed and traded on NASDAQ.

Q.	Do the Funds have similar investment objectives, strategies and risks?

A.	Yes. The Acquiring Fund has the same investment objective, principal investment strategies and principal risks as the Target Fund.

Q.	Are the Funds managed by the same portfolio manager?

A.

Yes. OTG serves as the investment adviser and Tidal serves as the sub-adviser to the Acquiring Fund.

Mauricio Alverez serves as the portfolio manager for the Target Fund and will also serve as the portfolio manager for the Acquiring Fund.

Q.	Will the Reorganization constitute a taxable event for the Target Fund shareholders?

A.	Generally, no. The Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the “Code”), as amended, and therefore is generally not expected to result in the recognition of gain or loss by the Target Fund shareholders for U.S. federal income tax purposes, except for any gain recognized by shareholders as a result of the receipt of cash in lieu of fractional shares of the Acquiring Fund. As a condition to the closing of the Reorganization, the Funds will receive an opinion of counsel to that effect. A shareholder receiving cash in lieu of fractional shares will generally recognize gain to the extent the cash received by the shareholder exceeds the shareholder’s tax basis allocable to the fractional shares. If a shareholder chooses to sell Target Fund shares prior to the Reorganization, the sale will generally result in the recognition of gain or loss by the selling shareholder. The shareholder may be subject to ordinary income and capital gain distributions as a result of the normal operations of the Target Fund whether or not the proposed Reorganization occurs. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.	Will the value of my investment change as a result of the approval of the proposed Reorganization?

A.	No. Shareholders of the Target Fund will receive a number of Acquiring Fund shares equal in value to the aggregate NAV of the Target Fund shares, and a cash payment in lieu of fractional shares of the Acquiring Fund.

Q.	What vote is required to approve the proposed Reorganization?

A.	The approval of the proposed Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Target Fund. The “vote of a majority of the outstanding voting securities” is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of (i) 67% or more of the Target Fund shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Target Fund, whichever is less.

Q.	How does the WFT Board recommend that shareholders vote on the Reorganization?

A.	After careful consideration, the WFT Board has determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. Accordingly, the WFT Board recommends that shareholders vote FOR the proposal to approve the Plan and the Reorganization.

Q.	What will happen if the required shareholder approval is not obtained?

A.	In the event that shareholders of the Target Fund do not approve the Reorganization, the WFT Board will consider potential courses of action, including the possible liquidation of the Target Fund or the possible continuation of the Target Fund.

Q.	When would the proposed Reorganization be effective?

A.	If approved, the Reorganization is expected to occur as soon as reasonably practicable after shareholder approval is obtained.

Q.	How can I vote?

A.

You can vote in any one of four ways:

•       by mail, by sending the enclosed proxy card, signed and dated;

•       by phone, by calling one of the toll-free numbers listed on your proxy card for an automated touchtone voting line or to speak with a live operator;

•       via the Internet by following the instructions set forth on your proxy card; or

•       in person, by attending the Meeting.

Whichever method you choose, please take the time to read the full text of the enclosed Proxy Statement/Prospectus before you vote.

Q.	Whom should I call for additional information about the Proxy Statement/Prospectus?

A.	Please call Commonwealth Fund Services, Inc. at 800-673-0550, weekdays from 9:00 a.m. to 5:00 p.m. Eastern time.

COMBINED PROXY STATEMENT AND PROSPECTUS

FOR THE REORGANIZATION OF

 OTG Latin America Fund

a series of World Funds Trust

OTG Latin America Fund

8730 Stony Point Parkway, Suite 205,

Richmond, Virginia 23235

800-673-0550

INTO

OTG Latin America ETF

a series of ETF Opportunities Trust

8730 Stony Point Parkway, Suite 205,

Richmond, Virginia 23235

800-673-0550

May 13, 2025

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “WFT Board”) of World Funds Trust (“WFT”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of OTG Latin America Fund, a series of WFT (the “Target Fund”), to be held at the offices of Commonwealth Fund Services, Inc. located at 8730 Stony Point, Parkway, Suite 205, Richmond, Virginia 23235 on June 12, 2025, at 10:00 a.m. Eastern time. At the Special Meeting, you and the other shareholders of the Target Fund will be asked to consider and vote upon the following proposal:

1.	Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the Target Fund to the OTG Latin America ETF (the “Acquiring Fund”), a newly created series of the ETF Opportunities Trust (the “ETFOT”), in exchange for (a) shares of the Acquiring Fund, and a cash payment in lieu of fractional shares of the Acquiring Fund, with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Target Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund and a cash payment in lieu of fractional shares, received in the exchange in proportion to the shareholders’ respective holdings of shares of the Target Fund (the “Reorganization”); and

2.	The transaction of such other business as may properly come before the Special Meeting or any continuations after an adjournment thereof.

The Target Fund WFT Board has fixed the close of business on April 4, 2025 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Special Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about May 14, 2025, to all shareholders eligible to vote on the Plan.

Shareholders who execute proxies may revoke them at any time before they are voted. Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by writing to the Treasurer of WFT, at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card. If your shares are held in the name of a brokerage firm, bank, nominee or other institution, you should provide instructions to your broker, bank, nominee or other institution on how to vote your shares. If you hold your shares in the name of a brokerage firm, bank, nominee or other institution, you must provide a legal proxy from that institution in order to vote your shares in person at the Special Meeting.

The Target Fund is a series of WFT, an open-end management investment company registered with the U.S. Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. The Acquiring Fund is a newly created series of ETFOT, an open-end management investment company registered with the SEC, and also organized as a Delaware statutory trust.

This Proxy Statement/Prospectus includes information about the Plan and the Acquiring Fund that you should know before voting on the Plan, which if approved, would result in your owning shares of the Acquiring Fund after the Reorganization. The following documents each have been filed with the SEC, and are incorporated herein by reference:

(i) Target Fund Prospectus and Statement of Additional Information (“SAI”) dated July 31, 2024, filed with the SEC (File Nos. 333-148723 and 811-22172); and

(ii) Target Fund Annual Report to Shareholders for the fiscal year ended March 31, 2024 filed with the SEC (File No. 811-22172);

(iii) Target Fund Semi-Annual Report to Shareholders for the period ended September 30, 2024 filed with the SEC (File No. 811-22172); and

(iv) Acquiring Fund Preliminary Prospectus and Statement of Additional Information filed March 13, 2025, filed with the SEC (File Nos. 333-234544 and 811-23439).

The Target Fund’s Prospectus, Statement of Additional Information, and Annual Report to Shareholders are available upon request and without charge by writing to WFT, by calling 800-673-0550 or visiting https://otgam.net/products/mutual-fund/latin-america-fund-otgax.This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference. Additional information is set forth in the Statement of Additional Information dated May 13, 2025, relating to this Proxy Statement/Prospectus, which is also incorporated by reference into this Proxy Statement. The Statement of Additional Information is available upon request and without charge by calling 800-673-0550.

Important Notice Regarding Availability of Proxy Materials for the Meeting to be Held on June 12, 2025. This Proxy Statement/Prospectus is available on the Internet at https://otgam.net/products/mutual-fund/latin-america-fund-otgax. If you need any assistance or have any questions regarding the proposal or how to vote your shares, please call the toll-free number on your enclosed proxy card. Representatives are available Monday through Friday 9:00 a.m. to 5:00 p.m. Eastern Time.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement/Prospectus are not deposits or obligations of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Acquiring Fund involves investment risk, including the possible loss of principal.

I.	Proposal - To Approve the Agreement and Plan of Reorganization

A.	Overview

The WFT Board has called the Special Meeting to ask shareholders to consider and vote on the proposed reorganization (the “Reorganization”) of the Target Fund into the Acquiring Fund, a newly created series of the ETF Opportunities Trust (the “ETFOT”) (the Target Fund and Acquiring Fund are each sometimes referred to below as a “Fund” and, collectively, as the “Funds”). The WFT Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of WFT as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”)) considered the Plan and the Reorganization and determined that the Reorganization is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. The Board reviewed information regarding and considered the Reorganization at a meeting held on March 11-12 and March 28, 2024 (the “Meeting”).

The Target Fund is a series of WFT. OTG Asset Management, Ltd. (“OTG”) serves as the investment adviser to the Target Fund. OTG also serves as the Acquiring Fund’s investment manager, and Tidal Investments, LLC (“Tidal”) serves as the Acquiring Fund’s sub-adviser. OTG has recommended that the Target Fund be reorganized into the Acquiring Fund.

WFT is a multiple series trust that offers a number of portfolios managed by separate investment advisers and/or sub-advisers.

WFT and ETFOT are each governed by a Board of Trustees comprised of the same individuals. The service providers utilized for the Target Fund and the Acquiring Fund are described later in this Proxy Statement/Prospectus under the heading of Trustees and Service Providers for the Target and Acquired Fund.

WFT and ETFOT anticipate that the Reorganization will constitute a “reorganization” within the meaning of Code Section 368(a). The closing of the Reorganization is conditioned upon the receipt by WFT and ETFOT of an opinion to such effect from tax counsel to ETFOT. If the Reorganization so qualifies, the Target Fund and its shareholders generally are not expected to recognize any gain or loss for U.S. federal income tax purposes on the transfer of its assets, the assumption of its liabilities, and its receipt and distribution of Acquiring Fund shares in the Reorganization. However, a shareholder receiving cash in lieu of a fractional share of the Acquiring Fund will generally recognize gain to the extent the cash received by the shareholder exceeds the shareholder’s tax basis allocable to the fractional share.

The Target Fund will pay for the costs of the Reorganization, the Special Meeting, and any solicitation of proxies. The Adviser has an expense limitation arrangement in place for the Target Fund. Notwithstanding, the WFT Board has determined that the expenses associated with reorganization are extraordinary and are outside of the obligations of that expense limitation arrangement. Accordingly, the Target Fund will bear the direct costs associated with the Reorganization. It is anticipated that there will not be a significant amount, if any, indirect expenses as part of the Reorganization.

The WFT Board, including a majority of the Independent Trustees, believes that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. In approving the Reorganization, the WFT Board considered, among other things:

•	That the Reorganization was recommended by OTG, the investment adviser to the Target Fund and that OTG would continue to serve as the investment adviser to the Acquiring Fund;

•	The terms and conditions of the Reorganization;

•	The expectation that the Reorganization would constitute a “reorganization” within the meaning of Code Section 368(a) and that the Target Fund and its shareholders generally would not recognize gain or loss for U.S. federal income tax purposes in the Reorganization, except with respect to cash in lieu of fractional shares;

•	That the management fees for the Acquiring Fund are lower than the advisory fee for the Target Fund. Moreover, the Acquiring Fund operates under a unitary fee structure, under which OTG has agreed to pay all expenses incurred by the Acquiring Fund, except for the management fee and certain other expenses, and that unitary fee is lower than the current total annual operating expenses of the Target Fund (even after taking into account an expense limitation arrangement that OTG has in place for the Target Fund);

•	That the Acquiring Fund would have the same investment objective principal investment strategies and policies and principal risks as the Target Fund;

•	The quality and experience of the Acquiring Fund’s service providers;

•	The experience and background of ETFOT’s officers and independent trustees;

•	That the Reorganization would not result in the dilution of the interests of the Target Fund’s existing shareholders;

•	That the Reorganization would be submitted to the Target Fund’s shareholders for their approval; and

•	That the Target Fund shareholders who do not wish to become Acquiring Fund shareholders may sell their Target Fund shares before the Reorganization.

After considering OTG’s presentation and recommendation, the WFT Board approved the Reorganization and the solicitation of shareholders of the Target Fund to vote on the Agreement and Plan of Reorganization (the “Plan”), the form of which is attached to this Proxy Statement/Prospectus in Appendix A.

B.       Comparison Fee Table and Example

The following shows the fees and expenses for the Target Fund based on the Target Fund’s [estimated] fees and expenses as of March 31, 2025. The table also shows the estimated pro forma fees and expenses attributable to the pro forma Acquiring Fund. The fees and expenses and the example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of shares of a Fund. The Acquiring Fund operates under a unitary fee contract structure whereby the Acquiring Fund pays OTG a management fee, and the investment adviser then pays all expenses incurred by the Acquiring Fund except for the management fee and certain other expenses.

Fees and Expenses

	Target Fund (Class A Shares)	Acquiring Fund	Acquiring Fund (Pro forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	0.95%(2)	0.95%(2)
Distribution and service (Rule 12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	1.41%	0.00%(3)	0.00%(3)
Total Annual Fund Operating Expenses	2.76%	0.00%	0.00%
Fee Waivers and/or Expense Reimbursements(2)	(0.81%)(1)	0.00%	0.00%
Total Annual Fund Operating Expenses	1.95%	0.95%	0.95%

(1)	OTG Asset Management, Ltd. (the “Adviser”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the daily net assets of the Fund until at least July 31, 2025. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to July 31, 2025 only by mutual written consent.
(2)

Under the Investment Advisory Agreement, OTG Asset Management, Ltd. (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

(3)	Other Expenses are estimated for the Fund’s initial fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in the Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return, that the Fund’s Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows, if you redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Target Fund – Class A Shares	$688	$1,241	$1,818	$3,379
Acquiring Fund (Pro forma)	$97	$303	$525	$1,166

C.       The Funds’ Investment Objectives, Principal Investment Strategies and Risks

As discussed in more detail below, the investment objectives and principal risks of the Target Fund and the Acquiring Fund are the same. The principal investment strategies of the Funds are also the same.

Comparison of Investment Objectives

The investment objective of the Target Fund and the Acquiring Fund are the same. Each Fund seeks long-term capital appreciation through investments in the equity securities of companies located in Latin America. Each Fund’s investment objective is a non-fundamental investment policy and may be changed by the respective Fund’s Board of Trustees without shareholder approval, upon at least 60 days’ prior written notice to shareholders.

Comparison of Principal Investment Strategies

The Funds have the same principal investment strategies.

This section will help you compare the investment risk of the Target Fund and the Acquiring Fund because they are the same.

Investment Strategies Applicable to both the Target Fund and Acquiring Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in Latin American equity securities. These equity securities include the securities of Latin American companies and investment companies that primarily invest in the securities of issuers in, or seek to track the performance of indices based on, Latin American markets. The Fund defines Latin American countries as countries in Central America (including Mexico) and South America, excluding the Caribbean islands. The Fund considers a company to be a Latin American company if (1) the company is organized under the laws of a country in Latin America or has its principal office in a country in Latin America; (2) at the time of investment the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from activities in one or more Latin American countries; or (3) the company’s equity securities are traded principally on stock exchanges or over-the-counter markets in Latin America. Latin American countries are generally considered to be developing or emerging market countries.

The Fund may invest up to 20% of its assets in countries other than Latin American countries. Although the Fund normally allocates its investments across different countries, the Fund may concentrate its investments in certain countries, which may change from time to time.

The Fund’s portfolio will be comprised primarily of a mix of equity securities, including common stocks, preferred stocks, convertible securities, and depository receipts without regard to the market capitalization of the issuer (i.e., large-cap, mid-cap, small-cap, and micro-cap companies); exchange-traded funds (“ETFs”), including inverse and leveraged ETFs, that trade on U.S. and other exchanges and seek to track the performance of securities indices for the markets, sectors, and industries in which the Fund may invest directly; and shares of other investment funds (to the extent permitted by applicable law). The Adviser intends to use leveraged and/or inverse ETFs for short-term trading purposes. These ETFs will be used primarily for short-term market timing or hedging purposes, and are not intended for long term investment. Most leveraged and inverse ETFs “reset” daily, meaning that they are designed to achieve their stated investment objectives on a daily basis. Due to the effect of compounding, the Adviser expects to trade in and out these ETFs daily or monthly depending on the ETF’s stated investment objective.

The Adviser may frequently re-allocate the Fund’s portfolio among various asset classes, markets, sectors, and countries in pursuit of investment opportunities that it believes may help the Fund achieve its investment objective. As a result, the Fund may have high degree portfolio turnover, which may increase its costs and adversely affect the Fund’s performance.

In making investments for the Fund, the Adviser is not constrained by country, industry, sector, or currency. The Adviser uses a blend of fundamental analysis, technical analysis, cash flow analysis, assessments of company management and perceived growth potential to identify investments for the Fund. The Adviser also analyzes macroeconomic and political conditions across the region in which it seeks to invest the Fund’s portfolio as part of its investment process. The Adviser may from time to time conduct on-site visits and undertake a due diligence process of issuers and investment managers across the region in evaluating potential investments for the Fund’s portfolio. It is possible that the Adviser’s analytical process may lead to periods of high-volume investment activity on behalf of the Fund (i.e., when it identifies investment opportunities) and to periods when the Adviser may be relatively passive (i.e., when it identifies no or relatively fewer investment opportunities).

The Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Fund’s performance.

The Target Fund and Acquiring Fund are each classified as a diversified investment company under the 1940 Act. Each Fund’s 80% Policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Comparison of Principal Investment Risks

This section will help you compare the risks of the Target Fund and the Acquiring Fund. Because the investment objectives of the Funds are the same and the investment strategies of the Target Fund and the Acquiring Fund are substantially similar, they are generally subject to the same principal risks. The Acquiring Fund has an additional Principal Risk entitled Tax Risk, which is not present for the Target Fund, as described in more detail below. The following specific factors have been identified as the principal risks of investing in the Acquiring Fund, and these risks are also applicable to the Target Fund.

Principal Risks Applicable to both the Target Fund and Acquiring Fund

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Market Risk of Equity Securities. By investing in stocks, the Fund may expose you to a sudden decline in the share price of a particular portfolio holding or to an overall decline in the stock market due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the Fund’s equity investments may underperform particular sectors of a given market or the equity market as a whole. The value of your investment in the Fund will fluctuate daily and cyclically based on movements in the stock market and the activities of individual companies in the Fund’s portfolio.

Foreign Investment Risk. Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Latin America Risk. Because the Fund’s investments will be focused in the Latin American region, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions or funds that focus their investments in more than one region. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated.

Brazilian Securities Risk - Brazil’s economy has been characterized by frequent and occasionally drastic, interventions by the Brazilian government, including the imposition of wage and price controls, exchange controls, limiting imports, blocking access to bank accounts and other measures. The Brazilian government has often changed monetary, taxation, credit, trade and other policies to influence the Brazilian economy. Brazil’s economy may be subject to sluggish economic growth due to, among other things, weak consumer spending, political turmoil, high rates of inflation and low commodity prices. Investments in Brazilian securities may be subject to certain restrictions on foreign investments. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth. Brazil also suffers from high levels of corruption, crime and income disparity. The Brazilian economy is heavily dependent on commodity prices and international trade and an increase in the price of commodities may lead to increased inflation and slow the growth of the Brazilian economy which could adversely affect the value of Brazilian securities.

Mexican Securities Risk. Investments in Mexican issuers include legal, regulatory, political, currency, security and economic risks. In the past, Mexico has experienced high interest rates, economic volatility and high unemployment rates. Political developments in the U.S. could have implications for trade arrangements between the U.S. and Mexico, which could negatively affect the value of securities held by the Fund.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Small-Cap and Mid-Cap and Micro-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Investments in micro-capitalization companies are subject to many of the same risks associated with investments in small-capitalization and mid-capitalization companies, although to a greater degree given their generally much smaller size. Investment in small, mid-sized and micro-capitalization company stocks can be volatile and cause the value of the Fund’s investments to go up and down, sometimes abruptly or dramatically.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value. This risk may be more pronounced for the Fund’s investments in developing or emerging market countries.

Leveraging Risk. Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage. Economic leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Other Investment Company Risk. Investments in shares of other investment companies (including mutual funds and ETFs) will expose the Fund to the risks associated with the securities and other investments held by those other investment companies. In addition, the Fund’s ability to achieve its investment objective will depend, at least in part, upon the ability of any underlying funds to achieve their investment objectives.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. By investing in leveraged and/or inverse ETFs, the Fund will be exposed to extreme volatility and a high risk for substantial losses. These ETFs are used for short-term trading purposes, and are not intended for long term investment. Leveraged and/or inverse ETFs may use derivative instruments to achieve their stated investment objectives. As such, these ETFs are considered speculative investments. In addition, most leveraged and/or inverse ETFs “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, the return for investors who invest for longer than one day may vary significantly from the ETF’s stated investment objective as well as the target benchmark’s performance. Also, the performance of leveraged and/or inverse ETFs, when held overnight, may deviate from their underlying indices.

Acquiring Fund ETF Risks. The Acquiring Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

●     Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●     Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain other costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made redemption in-kind. Such costs could be imposed on the Fund and thus decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

●     Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●     Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

●     Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. In addition, it is possible that political and social changes in the Latin America region could adversely affect the Fund’s advisor and its ability to manage the Fund.

The following specific factor has been identified as a principal risk of investing in the Acquiring Fund. This risk was not present for the Target Fund:

Tax Risk. The Acquiring Fund has acquired a material amount of assets through in-kind contributions that are intended to qualify as a tax-deferred transaction. The in-kind contributions might fail to qualify for tax-deferred treatment. If the in-kind contributions qualify for tax-deferred treatment, then unrecognized gain inherent in the assets at the time of the contribution, if and when recognized by the Acquiring Fund, might result in taxable distributions to the Acquiring Fund shareholders, even though the shareholders at the time the gain is recognized did not economically benefit the Acquiring Fund or its shareholders (other than the shareholders who contributed the assets). If one or more of the in-kind contributions were to fail to qualify for tax-deferred treatment, then the Acquiring Fund would not take a carryover tax basis in the applicable contributed assets and would not benefit from a tacked holding period in those assets. This could cause the Acquiring Fund to incorrectly calculate the amount of gain or loss recognized and/or the character of gain or loss (e.g., as long-term or short-term) on the subsequent disposition of such assets. This could cause the Acquiring Fund’s distributions to be inaccurate, which could cause its shareholders to incorrectly calculate tax in respect of their shares.

If any of the contributors in an in-kind contribution are corporations (or are partnerships or trusts with corporate beneficial owners) and a special deemed-sale election is not made in connection with the contribution, then the Acquiring Fund could become liable for an entity-level corporate tax if it disposes of the contributed assets within five years. Distributions of gain recognized on the disposition of those assets would be taxable to shareholders (as discussed above), in addition to this entity-level corporate tax.

D.       Comparison of Investment Restrictions

The fundamental limitations of the Target Fund and the Acquiring Fund are set forth below. The fundamental investment limitations of the Target Fund and Acquiring Fund are substantially the same.

Investment Restrictions Applicable to both the Target Fund and Acquiring Fund
May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.
May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.
May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.
May not invest more than 25% of the value of its net assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations).
May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities from time to time.

Both the Target Fund and Acquiring Fund have adopted the following non-fundamental investment restrictions.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. With respect to borrowing, the Fund may borrow for investment purposes and for other purposes permitted by the 1940 Act. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to permitted borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Fund’s holdings may be disadvantageous from an investment standpoint. The 1940 Act also permits the Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of the Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Fund are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of shares (the Fund is a series of the Trust) and to divide those series into separate classes. The Fund has no intention of issuing senior securities, except that the Trust has issued its shares in separate series and may divide those series into classes of shares. Collateral arrangements with respect to forward contracts, futures contracts, or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

The Acquiring Fund is subject to the same maximum limit (15%) on investments in illiquid securities under Rule 22e-4 under the 1940 Act.

E.       Comparison of Investment Advisory Agreements and Sub-Advisory Agreements

Investment Advisory Agreements

OTG Advisory Agreement. OTG serves as the investment adviser to the Target Fund pursuant to an advisory agreement (the “OTG Advisory Agreement”) with WFT. The Advisory Agreement between OTG and WFT describes the services OTG provides to the Target Fund, which generally include providing the Target Fund with such investment research, advice and supervision as it deems necessary for the proper supervision of the Target Fund’s investments. OTG also continuously monitors and maintains the Target Fund’s investment criteria and determines from time-to-time what securities may be purchased by the Fund. Under the terms of the Advisory Agreement, OTG is not liable to WFT under the terms of the OTG Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by OTG or WFT in connection with the performance of the OTG Advisory Agreement, except a loss resulting from a breach of fiduciary duty by OTG with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on OTG’s part in the performance of its duties or from reckless disregard by it of its duties under the OTG Advisory Agreement. The OTG Advisory Agreement may be terminated (i) by WFT at any time as to the Target Fund, without the payment of any penalty, upon giving OTG 60 days’ notice (which notice may be waived by OTG), provided that such termination by WFT shall be directed or approved by the vote of a majority of the Trustees of WFT in office at the time or by the vote of the holders of a majority of the voting securities of the Target Fund at the time outstanding and entitled to vote, or (ii) by OTG on 60 days’ written notice (which notice may be waived by WFT). In addition, the OTG Advisory Agreement will terminate automatically upon its assignment.

Pursuant to the OTG Advisory Agreement, OTG receives an advisory fee equal to 1.10% of the Target Fund’s average daily net assets. OTG has contractually agreed to waive its fees and/or pay for operating expenses of the Target Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the daily net assets of the Target Fund until at least July 31, 2025. Each waiver or reimbursement of an expense by OTG is subject to repayment by the Target Fund within the three years following the date such waiver and/or expense was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. As a result of the Reorganization any and all rights to any previously waived expenses will be waived. WFT and OTG may terminate this expense limitation agreement prior to July 31, 2025, only by mutual written consent.

A discussion summarizing the basis of the WFT Board’s approval of the OTG Advisory Agreement between the Target Fund and OTG is included in the Target Fund’s Annual Report for the period ended March 31, 2024.

For its services as investment adviser to the Target Fund, OTG received the following fees for the periods indicated:

	Advisory Fees Accrued	Waiver	Advisory Fees (Reduced) or Reimbursed	Net Advisory Fees Retained by OTG
For the fiscal year ended March 31, 2024	$185,410	($137,303)	$0	$48,107
For the fiscal year ended March 31, 2023	$163,685	($155,121)	$0	$8,564
For the fiscal year ended July 31, 2022	$180,015	($127,803)	$0	$52,212

ETFOT Management Agreement. Similar to the OTG Advisory Agreement, the investment advisory management between ETFOT and OTG (the “ETFOT Management Agreement”) describes the services OTG will provide to the Acquiring Fund, which are similar to the services currently provided by OTG to the Target Fund, except that OTG will also be responsible for designating the identity, quantity and weighting of securities (and cash, of any) to be accepted in exchange for “creation units” of the Fund or that will be applicable that day to redemption requests received by the Acquiring Fund and OTG will supervise the Sub-Adviser in the performance of its duties under the Sub-Advisory agreement. OTG is not liable to ETFOT under the terms of ETFOT Management Agreement for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the ETFOT Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties to the Acquiring Fund. The ETFOT Management Agreement may be terminated (i) by ETFOT at any time as to the Acquiring Fund, without the payment of any penalty, upon giving OTG 60 days’ notice, provided that such termination by ETFOT shall be directed or approved by the vote of a majority of the Trustees of ETFOT or by the vote of the holders of a majority of the voting securities of the Acquiring Fund, or (ii) by ETFOT on 60 days’ written notice to ETFOT. In addition, as with the Advisory Agreement with OTG with respect to the Target Fund, ETFOT Management Agreement will terminate automatically upon its assignment.

If the Reorganization is approved by the shareholders of the Target Fund, after the initial two-year term, ETFOT Management Agreement will continue in effect from year to year with respect to the Acquiring Fund so long as it is specifically approved at least annually in the manner required by the 1940 Act. For its services under ETFOT Management Agreement, OTG will be entitled to a fee at the specified annual rate of 0.95% of the Acquiring Fund’s average daily net assets. Accordingly, there will not be an increase in advisory fees for the Acquiring Fund as compared to the Target Fund – in fact, the fees paid under ETFOT Management Agreement are expected to be lower than those paid under the OTG Advisory Agreement. In addition, pursuant to the terms of ETFOT Management Agreement, OTG will pay all expenses incurred by the Acquiring Fund except for the advisory fee, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses.

The Acquiring Fund has not commenced operations and does not yet have any advisory fee information to report.

A discussion summarizing the basis of ETFOT Board’s approval of the OTG Advisory Agreement will be included in the Acquiring Fund’s first financial report that is filed on Form N-CSR.

Sub-Advisory Agreement

Tidal serves as sub-adviser to the Acquiring Fund.

OTG has entered into a sub-advisory agreement with Tidal and ETFOT with respect to the Acquiring Fund (the “Tidal Agreement”). Under the Tidal Agreement, Tidal is responsible for the day-to-day management, including trading coordination, compliance oversight, and risk management services. In coordination with OTG, which makes investment decisions who identifies opportunities and communicates the required exposures for the Acquiring Fund, Tidal will assist in coordinating execution of those directions; all of the foregoing is subject to the general oversight of the ETF Board and OTG. Pursuant to the Tidal Agreement between OTG, Tidal and ETFOT, OTG compensates Tidal out of the unitary investment management fees it receives from the Acquiring Fund.

After the initial two-year term, the continuance of the Tidal Agreement must be specifically approved with respect to the Acquiring Fund at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Acquiring Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Tidal Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of ETFOT or by a majority of the outstanding voting securities of the Acquiring Fund. The Tidal Agreement also may be terminated by OTG upon sixty (60) days’ written notice to Tidal or upon sixty (60) days’ written notice to OTG and the ETF Board. Finally, the Tidal Agreement will terminate automatically in the event of a termination of the OTG Advisory Agreement between OTG and ETFOT, with respect to the Acquiring Fund.

A discussion summarizing the basis of the ETF Board’s approval of the Tidal Agreement will be included in the Fund’s first financial report that is filed on Form N-CSR.

F. Comparison of Distribution, Purchase and Redemption, and Distribution Plan

Distributions and Dividend Reinvestment Plan

The Funds distribute their net investment income annually and their net realized capital gains at least annually, if any. The Funds have not established dividend reinvestment plans, but dividends may be reinvested automatically in additional shares if the broker through whom you hold such shares makes this option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to brokerage commissions charged by the broker.

Purchase and Redemption

The Acquiring Fund will issue and redeem shares on a continuous basis, at NAV, only in large, specified blocks of Shares (each, a “Creation Unit”). Shares of the Target Fund are purchased directly from the Target Fund or from financial intermediaries under the ticker symbol “OTGAX”. The Acquiring Fund will be listed and traded on [NASDAQ]. under the ticker symbol “OTGL” but will adopt the OTGAX ticker post-Transaction. Individual Shares of the Acquiring Fund may only be purchased and sold on the secondary market through a broker-dealer. Since Shares of the Acquiring Fund trade on a securities exchange in the secondary market at the market price rather than its NAV, the Acquiring Fund’s Shares may trade at a price greater than (premium) or less than (discount) that Fund’s NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Acquiring Fund (bid) and the lowest price a seller is willing to accept for Shares of the Acquiring Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”).

With respect to the Target Fund, recent information, including the Target Fund’s NAV is available online at https://otgam.net/products/mutual-fund/latin-america-fund-otgax.

Distribution Plans

The WFT Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Distribution and Service Plan, the Target Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Target Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Target Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The ETFOT Board has also adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Acquiring Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services. The maximum amount payable under the Plan is set at 0% until there is further action by ETFOT Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.

G.        Key Information about the Reorganization

The following is a summary of key information concerning the Reorganization. Keep in mind that more detailed information appears in the Plan, the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

1. Agreement and Plan of Reorganization

At the Special Meeting, the shareholders of the Target Fund will be asked to approve the Plan to reorganize the Target Fund into the Acquiring Fund. The Acquiring Fund is a newly created series of ETFOT. If the Plan is approved by the shareholders of the Target Fund and the Reorganization is completed, the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for (i) a number of shares of the Acquiring Fund, and a cash payment in lieu of fractional shares of the Acquiring Fund, with an aggregate NAV equal to the aggregate NAV of the Target Fund as of the close of business on the closing day of the Reorganization (the “Closing”), and (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities. Immediately thereafter, the Target Fund will distribute the shares of the Acquiring Fund, and a cash payment in lieu of fractional shares of the Acquiring Fund received in exchange for the Target Fund shares held by shareholders and in proportion to the relative NAV of their holdings of shares of the Target Fund by instructing ETFOTs’ transfer agent to establish accounts in the Acquiring Fund’s share records in the names of those shareholders and transferring those Acquiring Fund shares to those accounts in complete liquidation of the Target Fund. The expenses associated with the Reorganization will be borne by the Target Fund. Certificates evidencing Acquiring Fund shares will not be issued to the Target Fund’s shareholders. Upon completion of the Reorganization, each shareholder of the Target Fund will own a number of shares of the Acquiring Fund and will receive a cash payment in lieu of fractional shares of the Acquiring Fund, equal in value to the aggregate value of such shareholder’s shares of the Target Fund at the time of the exchange.

Until the Closing, shareholders of the Target Fund will continue to be able to sell their shares at the market price on the NASDAQ. After the Reorganization, all of the issued and outstanding shares of the Target Fund will be canceled on the books of the Target Fund and the transfer books of the Target Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan by the shareholders of the Target Fund and the receipt of a legal opinion from tax counsel to ETFOT with respect to the U.S. federal income tax consequences of the Reorganization. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on June 12, 2025 or such other date agreed to by WFT and ETFOT.

The Plan may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized offers of the Target Fund and the Acquiring Fund, notwithstanding approval of the Plan by the Target Fund’s shareholders, provided that no such amendment after such approval may have the effect of changing the Plan to the detriment of such shareholders without their further approval. In addition, the Plan may be terminated at any time prior to the Closing by the WFT Board or ETFOT Board if, among other reasons, the WFT Board or ETFOT Board determines that the Reorganization is not in the best interests of its shareholders.

2. Description of the Acquiring Fund’s Shares

The Acquiring Fund’s Shares issued to the shareholders of the Target Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Individual shares of the Acquiring Fund may only be bought and sold in the secondary market through a broker-dealer at market price.

3. Board Considerations Relating to the Reorganization

The WFT Board considered and discussed the Reorganization with representatives of OTG at the Meeting, and based on these considerations, approved the Reorganization and the solicitation of shareholders of the Target Fund to vote on the Plan. In considering the Reorganization, the WFT Board, which is comprised solely of Independent Trustees, reviewed information provided by OTG in response to an information request addressing, among other information, things, the nature and structure of the Reorganization, the proposed impact and benefits to shareholders, any changes in portfolio strategy, management, or design, and the tax impact of the Reorganization. The WFT Board concluded that the Reorganization may benefit shareholders of the Target Fund. Among the reasons provided and factors discussed were:

•	That the Reorganization was recommended by OTG, the investment adviser to the Target Fund and that OTG would continue to serve as the investment adviser to the Acquiring Fund;

•	The terms and conditions of the Reorganization;

•	The expectation that the Reorganization would constitute a “reorganization” within the meaning of Code Section 368(a) and that the Target Fund and its shareholders generally would not recognize gain or loss for U.S. federal income tax purposes in the Reorganization, except with respect to cash in lieu of fractional shares;

•	That the management fees for the Acquiring Fund are lower than the advisory fee for the Target Fund. Moreover, the Acquiring Fund operates under a unitary fee structure, under which OTG has agreed to pay all expenses incurred by the Acquiring Fund, except for the management fee and certain other expenses, and that unitary fee is lower than the current total annual operating expenses of the Target Fund (even after taking into account an expense limitation arrangement that OTG has in place for the Target Fund);

•	That the Acquiring Fund would have the same investment objective principal investment strategies and policies and principal risks as the Target Fund;

•	The quality and experience of the Acquiring Fund’s service providers;

•	The experience and background of ETFOT’s officers and independent trustees;

•	That the Reorganization would not result in the dilution of the interests of the Target Fund’s existing shareholders;

•	That the Reorganization would be submitted to the Target Fund’s shareholders for their approval; and

•	That the Target Fund shareholders who do not wish to become Acquiring Fund shareholders may sell their Target Fund shares before the Reorganization.

The WFT Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

4. Federal Income Tax Consequences

For each year of its existence, the Target Fund has had in effect an election to be, and WFT believes the Target Fund has qualified for treatment as, a “regulated investment company” under the Code. Accordingly, WFT believes the Target Fund has been, and will continue through the Closing of the Reorganization to be, generally relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders in accordance with Subchapter M of the Code.

As a condition to the Closing of the Reorganization, WFT and ETFOT will receive, on behalf of the Target Fund and the Acquiring Fund, respectively, a tax opinion from Practus, LLP with respect to the Reorganization substantially to the effect that for U.S. federal income tax purposes:

•	The Reorganization will constitute a “reorganization” within the meaning of Code Section 368(a), and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Code Section 368(b), plus, a redemption of fractional shares of the Target Fund immediately before the Closing.

•	No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Code Section 1256(b), (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Code Section 1297(a), and (C) any other regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

•	The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

•	The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

•	No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

•	No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

•	The aggregate tax basis of the shares of the Acquiring Fund Shares each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor; and

•	Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange.

In rendering the opinion, counsel will rely upon, among other things, certain facts and assumptions and certain representations of WFT, ETFOT, the Target Fund and the Acquiring Fund. The condition that the parties to the Reorganization receive such an opinion may not be waived.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Although WFT is not aware of any adverse state income tax consequences, WFT has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

The Reorganization could result in a number of different limitations on the Acquiring Fund’s ability to use realized and unrealized losses of the Target Fund or the Acquiring Fund. In the taxable year of the Acquiring Fund in which the Reorganization occurs, the Acquiring Fund will be able to use capital loss carryforwards of the Target Fund (including from the Target Fund’s short taxable year ending on the date of the Closing), subject to the additional limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for the taxable year, based on the number of days remaining after the date of the Closing in such taxable year.

The Reorganization may also result in limitations on the Acquiring Fund’s ability, following the Reorganization, to use capital loss carryforwards of the Target Fund (including carryforwards generated in the tax year of the Target Fund ending on the date of the Closing). Those limitations may apply if the shareholders of the Target Fund own less than 50% of the combined fund immediately after the Reorganization and would be imposed on an annual basis. The Reorganization may result in the limitations on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of the Target Fund’s assets on the date of the Closing. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. This annual limitation on the use of the Target Fund’s losses for periods following the Reorganization generally will equal the product of the NAV of the Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the IRS and in effect at the time of the Reorganization. This limitation may also be prorated in the taxable year of the Acquiring Fund in which the Reorganization occurs based on the number of days remaining after the date of the Closing in such taxable year.

If the Acquiring Fund or the Target Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the Acquiring Fund, after the Reorganization, may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund.

As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the combined Acquiring Fund, rather than the shareholders of the Target Fund, which incurred them. As a result of these rules, taxable shareholders may pay more taxes, or pay taxes sooner, as a result of a Reorganization than they would have if the Reorganization did not occur.

The Target Fund’s and Acquiring Fund’s respective capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above, may change significantly between now and the date of the Closing. The ability of any fund to use capital losses to offset gains (even in the absence of a reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

5. Comparison of Forms of Organization and Shareholder Rights

Form of Organization

WFT is a Delaware statutory trust governed by its Agreement and Declaration of Trust (the “WFT Declaration of Trust”), By-Laws and a Board of Trustees. Similarly, ETFOT is a Delaware statutory trust governed by its Agreement and Declaration of Trust (the “ETFOT Declaration of Trust”), By-Laws and a Board of Trustees. The operations of WFT and ETFOT are also governed by applicable state and federal law.

Shares

WFT and ETFOT are authorized to issue an unlimited number of shares of beneficial interest and shareholders have no preemptive rights.

Shareholder Voting Rights, Quorum, Required Vote and Action by Written Consent

Pursuant to the WFT Declaration of Trust, shareholders have the power to vote only for the following (each to the extent and as provided by the applicable Declaration of Trust): (i) for the election or removal of Trustees, (ii) with respect to the approval of termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships, limited liability companies or other types of organizations or individuals who provide services for or on behalf of WFT and its series, including investment advisory services, as to which shareholder approval is required by the 1940 Act, (iii) with respect to any reorganization of WFT or any series of WFT; (iv) with respect to any amendment of the Declaration of Trust; (v) to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as to a class action on behalf of WFT or any series of WFT, or the shareholders of any of them, and (vi) with respect to such additional matters relating to WFT as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of WFT with the SEC or any State, or as the Trustees may consider necessary or desirable.

Pursuant to ETFOT Declaration of Trust, shareholders shall have the right to vote only (i) on such matters required by this Declaration of Trust, the By-Laws, the 1940 Act, other applicable law and any registration statement of the Trust filed with the Commission, the registration of which is effective; and (ii) on such other matters as the Board of Trustees may consider necessary or desirable.

The presence in person or by proxy of one-third of the holder of shares of WFT entitled to vote shall be a quorum for the transaction of business at a shareholder meeting of WFT. The presence in person or by proxy of forty percent (40%) of the holder of shares of ETFOT entitled to vote shall be a quorum for the transaction of business at a shareholder meeting of ETFOT, except when a larger quorum is required by the ETFOT Declaration of Trust, the ETFOT By-Laws, applicable law or the requirements of any securities exchange on which shares of a series of ETFOT are listed for trading, in which case such quorum shall comply with such requirements. A majority shareholder vote at a meeting at which a quorum is present shall decide any question and a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the applicable Declaration of Trust or the applicable By-Laws, or, with respect to WFT, when the Trustees shall in their discretion require a larger vote or the vote of a majority or larger fraction of the shares of one or more particular series. On each matter submitted to a vote of shareholders of the Target Fund or Acquiring Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. There is no cumulative voting in the election or removal of Trustees. Subject to the provisions of the 1940 Act and other applicable law, any action taken by shareholders may be taken without a meeting if a majority of shareholders entitled to vote on the matter (or such larger proportion thereof or of the shares of any particular series as shall be required by the 1940 Act or by any express provision of the applicable Declaration of Trust or the applicable By-Laws or as shall be permitted by the Trustees) consent to the action in writing and if the writings in which such consent is given are filed with the records of the meetings of shareholders.

Shareholder Meetings

The WFT and ETFOT are not required to, and do not, have annual meetings. Nonetheless, the WFT Board and ETFOT Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by WFT’s Declaration of Trust and By-Laws and ETFOT Declaration of Trust and By-Laws. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval. WFT Board must call a shareholder meeting when requested in writing by shareholders holding at least one-third of the shares outstanding entitled to vote. Except as required by federal law including the 1940 Act, ETFOT shareholders shall not be entitled to call, or to have the secretary call, special meetings of the ETFOT shareholders. To the extent required by federal law including the 1940 Act, special meetings of the ETFOT shareholders shall be called by the secretary upon the request of the ETFOT shareholders owning shares of ETFOT representing at least the percentage of the total combined votes of all ETFOT shares issued and outstanding required by federal law including the 1940 Act, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the ETFOT shareholders requesting such meeting shall have paid to ETFOT the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such ETFOT shareholders. The ETFOT Board must also call a shareholder meeting for the consideration of the removal of a trustee from office when requested in writing by shareholders holding at least 10% of the shares entitled to be cast at such meeting.

Shareholder Liability

The WFT Declaration of Trust disclaims shareholder liability for the debts, liabilities and obligations of WFT or any of its series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the Target Fund. The ETFOT Declaration of Trust disclaims shareholder liability for all loss and expense, including without limitation, attorneys’ fees, arising from such claim or demand the debts, liabilities, obligations and expenses of ETFOT or any of its respective series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the Acquiring Fund. Shareholders of the WFT and ETFOT have the same limitation of personal liability as is extended to shareholders of a Delaware for-profit corporation.

Trustee Liability

Both WFT and ETFOT indemnify trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that the WFT and ETFOT do not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

Amendments to Declaration of Trust

Both ETFOT Board and the WFT Board may amend the Agreement and Declaration of Trust and WFT Declaration of Trust, respectively, by an instrument signed by a majority of each respective Board so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act.

The foregoing is a very general summary of certain provisions of the trust instruments and by-laws governing WFT and ETFOT. It is qualified in its entirety by reference to the respective trust instruments and by-laws.

6. Capitalization

The following table shows, as of March 1, 2025, (1) the unaudited capitalization of the Target Fund and unaudited capitalization of the Acquiring Fund, and (2) the unaudited pro forma combined capitalization of the Acquiring Fund, giving effect to the Reorganization as of that date. The capitalizations of the Target Fund and the Acquiring Fund are likely to be different upon the closing of the Reorganization as a result of daily share purchase, redemption, and market activity.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund Class A Shares	$16,360,991	$7.96	2,054,664.665
Acquiring Fund Shares	$—	$—	—
Acquiring Fund Shares (Pro forma)	$16,360,986	$25	654,439

The Target Fund will be the accounting and performance survivor following the Reorganization.

H. Additional Information about the Funds

1. Past Performance of the Target Fund

Performance Summary

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the performance of the Class A shares from year to year and by showing how the Target Fund’s average annual returns for the periods indicated compare with those of a broad-based securities market index, the MSCI ACWI ex-USA Index, and the MSCI EM Latin America Index, which is the Target Fund’s secondary benchmark index. The Target Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquired Fund will perform in the future. The Target Fund also has an Institutional Class of shares that has not commenced operations. If the Institutional class shares had operations the calendar year returns of Institutional shares will differ from those of Class A due to different expense structures.

Updated performance information is available by calling toll-free 800-673-0550.

Year-By-Year Annual Returns

During the periods shown, the highest quarterly return was 24.08% (quarter ended December 31, 2020) and the lowest quarterly return was -41.93% (quarter ended March 31, 2020).

The year-to-date return of the Fund’s Class A shares as of March 31, 2025 was 9.07%.

Average Annual Returns for Periods Ended December 31, 2024*

The table below shows how average annual total returns of the Target Fund’s Class A shares compared to those of the Target Fund’s benchmark. The table also presents the impact of taxes on the Target Fund’s Class A shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Target Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calendar year returns of Institutional shares will differ from those of Class A due to different expense structures.

Return Before Taxes (Class A Shares)	1 Year	5 Years	Since Inception (05/08/2019)
Return Before Taxes	-17.61%	-2.64%	-2.04%
Return Before Taxes (with maximum load of 5.75%)	-21.73%	-3.64%	-2.92%
Return After Taxes (including sales load)	1 Year	5 Years	Since Inception (05/08/2019)
Return After Taxes on Distributions	-17.78%	-3.88%	-3.23%
Return After Taxes on Distributions and Sale of Fund Shares	-10.18%	-2.46%	-1.99%
MSCI AWCI ex-USA Index (reflects no deduction for fees, expense, or taxes)[1]	6.09%	4.61%	5.82%
MSCI EM Latin America Index (reflects no deduction for fees, expenses, or taxes)	-30.43%	-8.68%	-6.47%

* As of December 31, 2024, there were no Institutional shares outstanding for the Fund.

1.	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI ACWI ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI EM Latin America Index, which is an additional benchmark index.

The Acquiring Fund is a newly-formed “shell” that has not commenced operations and therefore does not have any performance history prior to the Reorganization.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2024, the Target Fund’s portfolio turnover rate was 66% of the average value of its portfolio. The Acquiring Fund has not commenced operations and does not yet have portfolio turnover information to provide.

2. Investment Advisers, Sub-Advisers, Portfolio Managers

Investment Adviser – Target Fund

The Target Fund’s investment adviser is OTG Asset Management, Ltd, a Delaware limited liability company. OTG is located at Montenegro #1439 Torre Infrabol Piso 6, La Paz, Bolivia. OTG has served as investment adviser of the Target Fund since May, 2019. OTG is a registered investment adviser with the SEC and provides investment advisory services to other exchange-traded funds. OTG manages the Fund’s investments subject to the supervision of the WFT Board. OTG also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. Further, OTG continuously reviews, supervises, and administers the Fund’s investment program. As of December 31, 2024, OTG had $15,412,214.54 million in assets under management.

Pursuant to an Investment Advisory Agreement between OTG and WFT (the “OTG Management Agreement”), on behalf of the Target Fund, OTG receives an annual management fee equal to 1.10% of the Target Fund’s average daily net assets. OTG has contractually agreed to waive its fees and/or pay for operating expenses of the Target Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the daily net assets of the Target Fund until at least July 31, 2025, and it may be terminated before that date only by the WFT Trust’s Board of Trustees. Each waiver or reimbursement of an expense by OTG is subject to repayment by the Target Fund within the three years following the date such waiver and/or expense was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The WFT Trust and OTG may terminate this expense limitation agreement prior to July 31, 2025 only by mutual written consent.

OTG is not liable to WFT under the terms of the OTG Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by OTG or WFT in connection with the performance of the OTG Advisory Agreement, except a loss resulting from a breach of fiduciary duty by OTG with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on OTG’s part in the performance of its duties or from reckless disregard by OTG of its duties under the OTG Advisory Agreement.

Investment Adviser – Acquiring Fund

OTG Asset Management, Ltd, located at Montenegro #1439 Torre Infrabol Piso 6, La Paz, Bolivia, is the investment adviser to the Acquiring Fund. OTG provides trading, execution and various other administrative services and supervises the overall daily affairs of the Funds, subject to the general supervision and control of the ETF Board. OTG is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to an Investment Management Agreement between OTG and ETFOT (the “OTG Management Agreement”), on behalf of the Target Fund, OTG will receive an annual unitary management fee equal to 0.95% of the Acquiring Fund’s average daily net assets. In connection with the unitary management fee OTG receives from the Acquiring Fund, OTG is responsible for paying all expenses of the Acquiring Fund excluding fee payments under the OTG Management Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses and fees and expenses associated with the Fund’s securities lending program, if applicable. OTG is not liable to ETFOT under the terms of the OTG Management Agreement for any error of judgment or mistake of law or for any loss suffered by OTG or ETFOT in connection with the performance of the OTG Management Agreement, except a loss resulting from a breach of fiduciary duty by OTG with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on OTG’s part in the performance of its duties or from reckless disregard by OTG of its duties under the OTG Management Agreement. Pursuant to an Investment Sub-Advisory Agreement between ETFOT, OTG and Tidal, OTG compensates Tidal out of the unitary management fee it receives from the Acquiring Fund.

Sub-Adviser – Acquiring Fund

Tidal Investments, LLC, 234 West Florida Street, Suite 203, Milwaukee, WI 53204 serves as the sub-adviser to the Acquiring Fund. Tidal is responsible for the day-to-day management, including trading coordination, compliance oversight, and risk management services. In coordination with OTG, which makes investment decisions who identifies opportunities and communicates the required exposures for the Acquiring Fund, Tidal will assist in coordinating execution of those directions; all of the foregoing is subject to the general oversight of the ETF Board and OTG. For its services, Tidal is paid a fee by the Adviser. As of December 31, 2024, Tidal had $26,589,699,627.45 billion in assets under management.

Portfolio Managers – Target Fund

The Target Fund’s SAI and the Acquiring Fund’s SAI provide additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund securities.

Portfolio Managers – Acquiring Fund

Mauricio Alvarez has served as the Portfolio Manager for the Fund since its inception on May 8, 2019, and he continues to serve as the Portfolio Manager of the Fund in his role with OTG Asset Management, Ltd. Mr. Alvarez has 15 years of investment experience. Mr. Alvarez is the Chief Executive Officer of the Adviser. Mr. Alvarez was the Chief Executive Officer and Chief Compliance Officer of Mercantil Santa Cruz Agencia de Bolsa, an asset manager and broker dealer subsidiary of Banco Mercantil Santa Cruz S.A., a Bolivian bank. From 2005 to 2009 Mr. Alvarez served as an Assistant Vice President and Branch Manager for Mid America Bank (which was acquired by National City Corporation, which was later acquired by PNC Bank), where he focused on training, business development, customer service and management. From 2002 to 2004, Mr. Alvarez worked for Nacional de Valores, the investment firm of Banco Nacional de Bolivia, where he was in charge of the strategies, decisions and trades for its investment advisor and broker dealer. Mr. Alvarez began his career in 1999 as an investment officer and working for the broker dealer for Credibolsa Investments, a subsidiary in Bolivia of Credicorp Group of Peru.

Mr. Alvarez has a degree in economics from the Bolivian Catholic University and a Specialization in market analysis and portfolio management from the Instituto de Estudios Bursatiles in Madrid, Spain.

3. Trustees and Service Providers for the Target Fund and Acquiring Fund

WFT and ETFOT are overseen by their respective board of trustees and officers appointed by each board. As the officers and trustees of WFT and ETFOT are the same, the Reorganization will not result in a change in the board of trustees.

Trustees of WFT and ETFOT

The WFT and ETFOT Boards each has three trustees, who are not “interested persons of WFT” as that term is defined under the 1940 Act. The following individuals comprise the WFT and ETFOT Boards: Mary Lou H. Ivey, Laura V. Morrison and Dr. David J. Urban.

Service Providers

The following chart describes the service providers to the Target Fund and the Acquiring Fund:

	Target Fund	Acquiring Fund
Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235

	Target Fund	Acquiring Fund
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100, Portland, Maine, 04101	Foreside Fund Services, LLC Three Canal Plaza, Suite 100, Portland, Maine, 04101
Fund Accounting Agent & Transfer Agent	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235	U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 S. 16th Street, Suite 2900 Philadelphia PA 19102-2529	Cohen & Company, Ltd. 1350 Euclid Ave, Suite 800 Cleveland, Ohio 4411
Custodian	UMB Bank, N.A. 928 Grand Blvd., 5th Floor, Kansas City, Missouri 6410	U.S. Bank N.A. 425 Walnut Street Cincinnati, Ohio 45202

II. Voting Information

A. General Information

How to Vote

This Proxy Statement/Prospectus is being provided in connection with the solicitation of proxies by the WFT Board to solicit your vote at a special meeting of shareholders of the Target Fund. The Special Meeting will be held at the offices of Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, on June 12, 2025 at 10:00 a.m. Eastern time (the “Special Meeting”).

You may vote in one of the following ways:

●	in person, by attending the Special Meeting;

●	complete and sign the enclosed proxy card and mail it to us in the prepaid return envelope (if mailed in the United States);

●	call the toll-free number listed on the enclosed proxy card to reach an automated touchtone voting line; or to speak with a live operator; or

●	via the Internet by following the instructions set forth on your proxy card.

You may revoke a proxy once it is given. If you desire to revoke a proxy before it is exercised at the Special Meeting, you may do so either by writing to the Secretary of WFT at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or, adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

Quorum

Only shareholders of record on April 4, 2025 (the “Record Date”) are entitled to receive notice of and to vote at the Special Meeting or at any adjournment thereof. Each share of the Target Fund held as of the Record Date is entitled to one vote. The presence in person (or via a virtual meeting, if applicable) or by proxy of shareholders owning one-third (33-1/3%) of the outstanding shares of the Target Fund that are entitled to vote will be considered a quorum for the transaction of business with respect to the Target Fund. Any lesser number shall be sufficient for adjournments.

Vote Required

Approval of the proposal will require the affirmative vote of a majority of the outstanding shares of the Target Fund entitled to vote at the Special Meeting. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” means the vote of the lesser of (1) 67% or more of the voting securities present at the Special Meeting, if more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Target Fund. If the shareholders of the Target Fund do not approve the Reorganization, then the Reorganization of the Target Fund will not be implemented. In such case, the WFT Board will consider what further actions to take with respect to the Target Fund, including a possible reorganization into another fund complex, the possible liquidation of the Target Fund or the possible continuation of the Target Fund.

Adjournments

If a quorum of shareholders of the Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Target Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Target Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to the Target Fund may be adjourned from time to time by a vote of the majority of the shares of the Target Fund represented at that meeting properly cast upon the question of adjourning the Special Meeting of the Target Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Target Fund may be held as adjourned without further notice. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Effect of Abstentions and Broker “Non-Votes”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because the proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, WFT does not expect to receive broker non-votes.

Assuming the presence of a quorum, abstentions and broker non-votes will have the effect of votes against the proposal. Abstentions will have no effect on the outcome of a vote on adjournment.

B. Method and Cost of Solicitation

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the WFT Board for use at the Special Meeting. The close of business on April 4, 2025 is the Record Date for determining the shareholders of the Target Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof. WFT expects that the solicitation of proxies will be primarily by mail and telephone. The Target Fund will bear the costs of the Special Meeting, including legal costs and other expenses incurred in connection with the solicitation of proxies. It is estimated that the cost of the Reorganization will be $125,000.

C. Right to Revoke Proxy

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by writing to the Secretary of WFT, at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy at a later date through the toll-free number or the Internet website address listed in the enclosed voting instructions or submitting a later dated proxy card. If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

D. Voting Securities and Principal Holders

Shareholders of the Target Fund at the close of business on the Record Date will be entitled to be present and vote on the proposal related to the Target Fund at the Special Meeting. As of the Record Date, there were 2,054,702 shares outstanding and entitled to vote at the Special Meeting (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers).

Any person owning, directly or indirectly, more than 25% of the outstanding shares of the Target Fund is presumed to control the Target Fund. Principal holders are persons who own 5% or more of the outstanding shares of the Target Fund. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. As of the Record Date, the Target Fund does not have information regarding the record or beneficial ownership of shares of the Target Fund held in the names of DTC participants, as DTC has not provided the Target Fund with access to such information.

To the knowledge of the Target Fund, as of March 1, 2025, the following persons held of record or beneficially 5% or more of the outstanding shares of each Fund. Persons holding more than 25% of the outstanding shares of a Fund may be deemed to have “control” (as that term is defined in the 1940 Act) and may be able to affect or determine the outcome of matters presented for a vote of shareholders. The Acquired Fund has not commenced operations.

Target Fund Name/Address	Percentage of Total Outstanding Shares
Grupo Real SA Calle Ayacucho 277 Banco Mercantil Santa Cruz La Paz, Bolivia	67.03%
Grupo Real SA Tower Financial Center, 16th Floor 50th St. and Elvira Mendez Panama City, Panama	32.81%

E. Interest of Certain Persons in the Transaction

OTG may be deemed to have an interest in the Reorganization because it will receive fees from the Acquiring Fund for its services as investment adviser.

III. Miscellaneous Information

A. Other Business

The WFT Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the WFT Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

B. Next Meeting of Shareholders

The Target Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Target Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Target Fund will be held at such time as the WFT Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by WFT at its office at a reasonable time before WFT begins to print and mail its proxy statement, as determined by the WFT Board, to be included in the Target Fund’s proxy statement and form of proxy relating to that meeting and must satisfy all other legal requirements.

C. Legal Matters

Certain legal matters concerning the issuance of shares of the Acquiring Fund in connection with the Reorganization and the U.S. federal income tax consequences of the Reorganization will be passed upon by Practus, LLP.

D. Independent Registered Public Accounting Firm

The financial statements of the Target Fund for the fiscal year ended March 31, 2024, contained in the Target Fund’s 2024 Annual Report to Shareholders, has been audited by Tait, Weller & Baker LLP (“Tait”), independent registered public accounting firm. The Acquiring Fund has not commenced operations on and therefore does not yet have audited financial statements. Cohen & Company, Ltd. will serve as the independent registered public accounting firm for the Acquiring Fund.

E. Information Filed with the SEC

WFT and ETFOT are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by WFT may be inspected without charge and copied, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of these documents may be viewed online or downloaded without charge from the SEC’s website at www.sec.gov.

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 13th day of May, 2025, by and between: (i) ETF Opportunities Trust (the “ETFOT”), a Delaware statutory trust, on behalf of one of its series, OTG Latin America ETF (the “Acquiring Fund”); and (ii) World Funds Trust (“WFT”), a Delaware statutory trust, on behalf of its series, OTG Latin America Fund (the “Target Fund”). The Acquiring Fund and the Target Fund may be referred to herein each as a “Fund” and collectively as the “Funds.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization of the Target Fund into the Acquiring Fund will consist of (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) and cash in lieu of fractional shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; and (ii) the distribution of all of the Acquiring Fund Shares received by the Target Fund to the holders of shares of the Target Fund in exchange for their shares in the Target Fund as part of the complete liquidation, dissolution and termination of the Target Fund as provided herein, all upon the terms and conditions set forth in this Agreement ((i) and (ii) collectively, the “Reorganization”).

WHEREAS, each Fund is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares; and

WHEREAS, the Board of Trustees of the Acquiring Fund (the “Acquiring Fund Board”) has determined that the Reorganization is in the best interests of the Acquiring Fund and, there being no existing shareholders of the Acquiring Fund, that the Reorganization will not result in the dilution of the Acquiring Fund’s shareholders’ interests, and the Board of Trustees of the Target Fund (the “Target Fund Board”) has determined that the Reorganization is in the best interests of the Target Fund and that the Reorganization will not result in the dilution of the Target Fund’s shareholders’ interests.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND

SHARES AND THE ASSUMPTION OF THE LIABILITIES OF THE TARGET FUND AND

TERMINATION AND LIQUIDATION OF THE TARGET FUND

1.1          THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, at the Closing, the Target Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In consideration therefor, at the Closing, the Acquiring Fund agrees (i) to issue and deliver to the Target Fund the number of Acquiring Fund Shares computed in the manner set forth in Section 2.3, and (ii) to assume all of the liabilities of the Target Fund, if any, as set forth in Section 1.3. The foregoing transactions will take place on the date of the closing provided for in Section 3.1 (the “Closing” and such date, the “Closing Date”).

1.2          ASSETS TO BE TRANSFERRED. The Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, cash, securities, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing, provided that the Target Fund will retain assets sufficient to pay the dividend or dividends set forth in Section 8.5 (such transferred assets, the “Target Assets”).

The Target Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments as of such date. The Acquiring Fund will, within a reasonable period of time before the Closing Date, identify the securities and other investments, if any, on the Target Fund’s list referred to in the foregoing sentence that do not conform to the Acquiring Fund’s investment objective, policies or restrictions and will notify the Target Fund in writing accordingly. With respect to any such securities or other investments so identified by the Acquiring Fund before the Closing Date or, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain securities or other investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such securities or other investments, the Funds shall reasonably cooperate to dispose of such securities or other investments as may be necessary to, as of the Closing, (i) be in conformity with the Acquiring Fund’s investment objective, policies or restrictions or (ii) avoid violating such percentage limitations, as the case may be. Notwithstanding the foregoing, nothing herein will require the Target Fund to dispose of any securities or other investments if, in the reasonable judgment of the Target Fund Board or OTG Asset Management, Ltd., the investment adviser to the Target Fund (“OTG”), such disposition would adversely affect the status of the Reorganization as a “reorganization,” as such term is used in Code Section 368(a), or would otherwise not be in the best interests of the Target Fund.

1.3          LIABILITIES TO BE ASSUMED. The Target Fund will endeavor, consistent with its obligations to pursue its investment objective and investment strategies, to discharge all of its known liabilities and obligations to the extent possible before the Closing Date, except for those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the liabilities not so discharged will be assumed by the Acquiring Fund, which assumed liabilities will include all of the Target Fund’s liabilities, debts, obligations and duties of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement (all such assumed liabilities, the “Assumed Liabilities”).

1.4          LIQUIDATION AND DISTRIBUTION.

(a)          As soon as reasonably practicable after the Closing, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record (the “Target Fund Shareholders”), as of the time of such distribution, all of the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1 (together with any dividends declared with respect thereto to holders of record as of a time after the Valuation Time and payable prior to such distribution (“Interim Dividends”)). Such distributions will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders and representing such shareholder’s pro rata share of the Acquiring Fund Shares received by the Target Fund, and by paying to Target Fund Shareholders any Interim Dividends on Acquiring Fund Shares received by the Target Fund. All issued and outstanding shares of the Target Fund simultaneously will be canceled on the books of the Target Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such transfers, except for any global certificate or certificates required by a securities depository in connection with the establishment of book-entry ownership of the shares.

(b)        As soon as is reasonably practicable after the distribution referenced in Section 1.4(a), the Target Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.7 below.

1.5          OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6          TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund’s shares on the books of the Target Fund as of that time will, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7          TERMINATION. The Target Fund will completely liquidate and be dissolved, terminated and have its affairs wound up following the Closing and the payment of the distribution pursuant to Section 1.4.

1.8          REPORTING. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), the exchange on which the Target Fund’s shares are listed or any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and will remain the responsibility of the Target Fund.

1.9          BOOKS AND RECORDS. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, will be available to the Acquiring Fund from and after the Closing Date and copies thereof will be turned over to the Acquiring Fund as soon as practicable following the Closing. Following the Closing, the Acquiring Fund shall maintain all books and records related to the Reorganization as required by applicable law, including the 1940 Act.

ARTICLE II

VALUATION

2.1          VALUATION OF ASSETS. The value of the net assets of the Target Fund will be the value of its assets, less its liabilities, computed as of the close of regular trading on the NASDAQ on the business day immediately prior to the Closing Date (such time and date being hereinafter called the “Valuation Time”), using the valuation procedures of the Target Fund.

2.2          VALUATION OF SHARES. The net asset value per Acquiring Fund Share will be computed as of the Valuation Time, using the valuation procedures of the Target Fund.

2.3          SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued in exchange for the Target Assets will be determined by dividing the value of such Target Assets (net of the Assumed Liabilities), determined in accordance with Section 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with Section 2.2. The aggregate net asset value of Acquiring Fund Shares received by the Target Fund in the Reorganization will equal, as of the Valuation Time, the aggregate net asset value of the Target Fund’s shares held by Target Fund Shareholders as of such time.

2.4          COMPUTATIONS OF NET ASSETS. All computations of net asset value in this Article II will be made by or under the direction of Brown Brothers Harriman & Co. (“BBH”) in accordance with its regular practice as the accounting agent of the Target Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1          CLOSING DATE. Subject to the terms and conditions of this Agreement, including the satisfaction or waiver of the conditions set forth in Article VI (other than those conditions that by their terms are to be satisfied at the Closing, but subject to the satisfaction or waiver of such conditions), the Closing will be on the Closing Date, which will be on or about June 20, 2025, or such other date as the parties may agree to in writing. The Closing shall be held as of the close of business at 4:00 p.m. Eastern Time (the “Effective Time”) at the offices of Commonwealth Fund Services, Inc., or at such other time and/or place as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately at the Effective Time, unless otherwise provided. The Closing may be conducted in a mutually acceptable manner by the exchange of documents and signature pages via overnight courier, facsimile or .pdf attachments to e-mails.

3.2          CUSTODIAN’S CERTIFICATE. The portfolio securities and other investments of the Target Fund shall be made available by the Target Fund to the Acquiring Fund’s custodian for examination no later than five business days preceding the Closing Date. BBH, as custodian for the Target Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary Taxes (as defined below), including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund.

3.3          CERTIFICATE OF TRANSFER AGENT. The Target Fund will issue and deliver, or cause BBH, the transfer agent with respect to the Target Fund’s shares, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of all holders of shares of the Target Fund and the number and percentage ownership of outstanding shares held by each such Target Fund Shareholder immediately prior to the Closing.

3.4          EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) NASDAQ or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on NASDAQ or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable as mutually determined by the parties, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.5          DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party will deliver to the other party such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to consummate the transactions contemplated by this Agreement. Subject to Section 1.7, the Target Fund will, from time to time, as and when reasonably requested by the Acquiring Fund, use its commercially reasonable efforts to execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as necessary in order to ultimately vest and confirm the Acquiring Fund’s title to and possession of all of the assets of the Target Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1          REPRESENTATIONS OF THE TARGET FUND. WFT, on behalf of the Target Fund represents and warrants to ETFOT and the Acquiring Fund as of the date hereof and as of the Closing Date (except for representations and warranties that speak as of a specific date, in which case such representations and warranties are true and correct as of such date) as follows:

(a)          The WFT is a statutory trust, duly organized, validly existing and in good standing under the laws of the state of Delaware.

(b)          The Target Fund is registered as an open-end management investment company under the 1940 Act, and such registration with the U.S. Securities and Exchange Commission is in full force and effect. WFT is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c)          The current Prospectus and Statement of Additional Information of the Target Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)          The Target Fund is not, and the execution, delivery and performance of this Agreement (subject to the receipt of requisite shareholder approval and compliance with the other provisions hereof) will not result, in violation of any material provision of the Target Fund’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound.

(e)          The Target Fund shares are the only outstanding equity interests in the Target Fund.

(f)           Except as otherwise disclosed in writing to the Acquiring Fund, the Target Fund has no material contracts or other commitments that will be terminated with liability to the Target Fund on or before the Closing Date.

(g)          No litigation, claims, actions, suits, proceedings or investigation of or before any court or governmental body is currently pending or, to the knowledge of WFT, threatened against the Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated by this Agreement.

(h)          The audited financial statements of the Target Fund as of March 31, 2024, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles in the United States of America and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly present, in all material respects, the financial condition of the Target Fund as of March 31, 2024, and there are no known liabilities, contingent or otherwise, of the Target Fund as of such date that are not disclosed in such statements, other than any such liabilities that (i) were incurred in the ordinary course of business and would not be material and (ii) are not required by generally accepted accounting principles in the United States of America to be set forth on such financial statements.

(i)           Since the date of the financial statements referred to in subsection (h) above, there have been no material adverse changes in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), and there are no known liabilities of a material nature, contingent or otherwise, of the Target Fund that have arisen after such date other than any such liabilities that (i) were incurred in the ordinary course of business and are not material and (ii) are not required by generally accepted accounting principles in the United States of America to be set forth on such financial statements.

(j)           All Tax (as defined below) returns and reports of the Target Fund required by law to have been filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All Taxes due or properly shown to be due on such returns or reports, have been paid, or provision has been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the knowledge of WFT, no such return is currently being audited by any U.S. federal, state, local or foreign taxing authority. To the knowledge of WFT, there are no deficiency assessments with respect to any Taxes of the Target Fund and no such deficiency assessments have been proposed with respect to the Target Fund in writing. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto, and including any obligations to indemnify or otherwise assume or succeed to such a liability of any other person.

(k)          All of the issued and outstanding shares of the Target Fund are duly authorized and, when issued and sold, were validly issued, fully paid and non-assessable by the Target Fund. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in Section 3.3. The Target Fund has no outstanding preferred shares; no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Target Fund; and no outstanding securities convertible into shares of the Target Fund.

(l)           At the Closing, the Target Fund will have good and valid title to the Target Assets, and full right, power and authority to sell, assign, transfer and deliver such Target Assets, and, upon delivery and payment therefor, the Acquiring Fund will acquire good and valid title thereto, subject to no restrictions on the transfer thereof, including such restrictions as might arise under the 1933 Act, except those restrictions as to which the Acquiring Fund has received notice at or prior to the Closing.

(m)         The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Fund. Subject to approval by the Target Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)          The information to be furnished by the Target Fund for use in any “no-action” letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein will be accurate and complete in all material respects and will comply in all material respects with the requirements of the federal securities laws and other laws and regulations.

(o)          From the effective date of the Registration Statement (as defined in Section 5.7) through the time of the meeting of shareholders and on the Closing Date, any written information furnished by the Target Fund with respect to the Target Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p)          For each taxable year of its operations ended on or prior to the Closing Date, the Target Fund (i) has had (or will have) in effect an election to be treated as a “regulated investment company” under the Code (a “RIC”); (ii) has been (or will be) eligible to compute and has computed (or will compute) its U.S. federal income tax under Code Section 852, and has declared (or will declare) a distribution with respect to all of its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Code Section 103(a)over its deductions disallowed under Code Sections 265 and 171(a)(2) and its net capital gain (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Code Section 852(b)(3)(A)) (as such terms are defined in the Code); and (iii) has been (or will be) treated as a separate corporation for U.S. federal income tax purposes under Code Section 851(g).

(q)          The Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Fund’s Prospectus, except as previously disclosed in writing to the Acquiring Fund.

(r)          The Acquiring Fund Shares to be issued to the Target Fund pursuant to Section 1.1 will not be acquired for the purpose of making any distribution thereof other than to the Target Fund Shareholders as provided in Section 1.4.

(s)          No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by WFT, for itself and on behalf of the Target Fund, except for the effectiveness of the N-1A Registration Statement and the N-14 Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Target Fund Shareholders as described in Section 5.2.

(t)          The Target Fund would not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Code Section 337(d) and the Treasury regulations thereunder.

(u)          The Target Fund has not waived or extended any applicable statute of limitations with respect to the assessment or collection of Taxes.

(v)          The Target Fund has not received written notification from any taxing authority that asserts a position contrary to any of the representations set forth in paragraphs (j), (p), (t), and (u) of this Section 4.1.

4.2          REPRESENTATIONS OF THE ACQUIRING FUND. The ETFOT, on behalf of the Acquiring Fund represents and warrants to the Target Fund as of the date hereof and as of the Closing Date (except for representations and warranties that speak as of a specific date, in which case such representations and warranties are true and correct as of such date) as follows:

(a)          The ETFOT is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)          The Acquiring Fund is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(c)          The current Prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

(d)          The Acquiring Fund is not, and the execution, delivery and performance of this Agreement (subject to the receipt of requisite shareholder approval and compliance with the other provisions hereof) will not result, in violation of the Acquiring Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)          No litigation, administrative proceeding or investigation of or before any court or governmental body is currently pending, or to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated by this Agreement.

(f)          All Tax returns and reports of the Acquiring Fund required by law to have been filed by it (taking into account permitted extensions for filing) have been or will be timely filed and are complete and correct in all material respects. All Taxes due or properly shown to be due on such returns or reports, have been paid, or provision has been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. The Acquiring Fund has not commenced operations and therefore, no such returns are required to be submitted at the time of the Closing. To the knowledge of ETFOT, there are no deficiency assessments with respect to any Taxes of the Acquiring Fund and no such deficiency assessments have been proposed with respect to the Acquiring Fund in writing.

(g)          All issued and outstanding Acquiring Fund Shares will be, at the time of Closing, validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares and there are no outstanding securities convertible into any Acquiring Fund shares.

(h)          The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(i)           The information to be furnished by the Acquiring Fund for use in any “no-action” letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein will be accurate and complete in all material respects and will comply in all material respects with the requirements of the federal securities laws and other laws and regulations.

(j)           From the effective date of the Registration Statement (as defined in Section 5.7) through the time of the meeting of shareholders and on the Closing Date, any written information furnished by the Acquiring Fund with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(k)          No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by ETFOT, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the N-1A Registration Statement and the N-14 Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Target Fund Shareholders as described in Section 5.2.

(l)           The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)         For each taxable year of its operations ended prior to the Closing Date, the Acquiring Fund (i) has had in effect (or intends to make) an election to be treated as a “regulated investment company” under the Code (a “RIC”); (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and has declared (or intends to declare) a distribution (or distributions) with respect to all of its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) and its net capital gain (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Code Section 852(b)(3)(A)) (as such terms are defined in the Code); and (iii) has been treated (or intends to be treated) as a separate corporation for federal income tax purposes under Code Section 851(g). Subject to the accuracy of the representations and warranties in Section 4.1(p), for the taxable year that includes the Closing Date, ETFOT expects that the Acquiring Fund will meet the requirements of Chapter 1, Part I of Subchapter M of the Code for qualification as a RIC and will be eligible to, and will, compute its U.S. federal income tax under Code Section 852.

(n)          Immediately prior to the Closing, the Acquiring Fund would not be subject to corporate-level taxation on the sale of any assets as a result of the application of Code Section 337(d) and the Treasury regulations thereunder.

(o)          The Acquiring Fund has not waived or extended any applicable statute of limitations with respect to the assessment or collection of Taxes.

(p)          The Acquiring Fund has not received written notification from any taxing authority that asserts a position contrary to any of the representations set forth in paragraphs (g), (n), (o), and (p) of this Section 4.2.

ARTICLE V

COVENANTS

5.1          OPERATION IN ORDINARY COURSE. Subject to Sections 1.2 and 1.3, the Acquiring Fund and the Target Fund will operate their respective businesses in the ordinary course from the date of this Agreement through the Closing, it being understood that such ordinary course of business may include payment of customary dividends and distributions and shareholder redemptions in the case of the Target Fund and any other distributions necessary or desirable to avoid U.S. federal income or excise taxes.

5.2          APPROVAL OF SHAREHOLDERS. WFT will call a special meeting of its shareholders to consider and act upon this Agreement, as applicable, and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3          [INTENTIONALLY LEFT BLANK].

5.4          ADDITIONAL INFORMATION. The Target Fund will use its commercially reasonable efforts to assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, including as set forth in Section 3.3(a).

5.5          FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will use its commercially reasonable efforts to take or cause to be taken all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing.

5.6          STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, the Target Fund will furnish the Acquiring Fund in such form as is reasonably satisfactory to the Acquiring Fund, a reasonably detailed statement setting forth (i) the earnings and profits of the Target Fund for U.S. federal income tax purposes and (ii) any net operating loss carryovers and capital loss carryovers that will be carried over to the Acquiring Fund pursuant to Code Section 381.

5.7          PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Funds will prepare and the Acquiring Fund will file with the Commission one or more registration statements on Form N-14 relating to the Acquiring Fund Shares to be issued to Target Fund Shareholders and related matters (the “Registration Statement”). The Registration Statement will include a proxy statement of the Target Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement, as applicable (the “Proxy Statement/Prospectus”). The Registration Statement will be in compliance with the 1933 Act, the 1934 Act, as amended, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information reasonably necessary to prepare the Proxy Statement/Prospectus and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meetings of the Target Fund’s shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8          TAX STATUS OF REORGANIZATION. The intention of the parties is that the Reorganization will qualify as a “reorganization” within the meaning of Code Section 368(a). Neither the Target Fund nor the Acquiring Fund will take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or that results in the failure of the transactions to qualify as a “reorganization” within the meaning of Code Section 368(a). At or prior to the Closing, the parties to this Agreement will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated in Section 8.8.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein will be subject to the fulfillment or waiver of the following conditions:

6.1          All representations, covenants and warranties of the Acquiring Fund contained in this Agreement will be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if made on and as of the Closing. The Acquiring Fund will have delivered to the Target Fund a certificate executed in the Acquiring Fund’s name by (i) the Principal Executive Officer or any Vice President of the Acquiring Fund and (ii) the Controller or Treasurer of the Acquiring Fund, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to such effect.

6.2          The Acquiring Fund will have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by it prior to or at the Closing.

6.3          As of the Closing Date with respect to the Reorganization of the Target Fund, there shall have been no material change in the investment objective, principal investment strategies, policies and restrictions of the Acquiring Fund, nor any material change in the unitary management fee, fee levels payable pursuant to any distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, or other fees payable for services provided to the Acquiring Fund from those fee amounts and undertakings of the Acquiring Fund described in the N-14 Registration Statement or N-1A Registration Statement.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein will be subject to the fulfillment or waiver of the following conditions:

7.1          All representations, covenants and warranties of the Target Fund contained in this Agreement will be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if made on and as of the Closing. The Target Fund will have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Target Fund’s name by (i) the Principal Executive Officer or any Vice President of the Target Fund and (ii) the Controller or Treasurer of the Target Fund, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect.

7.2          The Target Fund will have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by it prior to or at the Closing.

7.3          The Target Fund will have delivered to the Acquiring Fund a statement of the Target Fund’s assets and liabilities, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Controller or Treasurer of the Target Fund.

7.4          [INTENTIONALLY LEFT BLANK].

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT

The obligations of the Target Fund and the Acquiring Fund hereunder will also be subject to the fulfillment or waiver of the following conditions:

8.1          This Agreement and the transactions contemplated herein will have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with applicable law and the provisions of the Target Fund’s Declaration of Trust and By-Laws. Notwithstanding anything to the contrary, neither party may waive the condition set forth in this Section 8.1.

8.2          The Commission will not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding will be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3          All consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein will have been obtained or made. All material notices to, or consents or waivers from, other persons or other actions necessary to permit consummation of the transactions contemplated herein will have been obtained or made.

8.4          The Registration Statement will have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof will have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose will have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5          The Target Fund will declare a dividend or dividends that, together with all previous such dividends, will have the effect of distributing to its shareholders at least all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), plus the excess of its interest income excludible from gross income under Code Section 103(a), if any, over its deductions disallowed under Code Sections 265 and 171(a)(2) for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Code Section 852(b)(3)(A)).

8.6          The Target Fund will have received an opinion from Practus, LLP, counsel to the Acquiring Fund dated as of the Closing Date, substantially to the effect that:

(a)   The Acquiring Fund has been formed as a statutory trust and is existing under the laws of the State of Delaware and, to such counsel’s knowledge, has the power as a corporation to carry on its business as currently conducted as described in the definitive Proxy Statement/Prospectus as filed with the Commission pursuant to Rule 497 under the 1933 Act.

(b)   The Acquiring Fund is registered as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)   Assuming that the Acquiring Fund Shares will be issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the Target Fund on behalf of the Target Fund Shareholders as provided by this Agreement are duly authorized and, upon such delivery, will be validly issued and fully paid and non-assessable by the Acquiring Fund, except that, as described in the definitive Proxy Statement/Prospectus as filed with the Commission pursuant to Rule 497 under the 1933 Act, and no shareholder of the Acquiring Fund has, as such holder, any preemptive rights to acquire, purchase or subscribe for any securities of the Acquiring Fund under the Acquiring Fund’s Articles of Incorporation, By-Laws or Delaware law.

(d)   The Registration Statement is effective and, to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued.

(e)   To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(f)    The execution and delivery of this Agreement by the Acquiring Fund did not, and the consummation by the Acquiring Fund of the transactions contemplated herein will not, violate the Acquiring Fund’s Articles of Incorporation or By-Laws.

8.7          The Acquiring Fund will have received an opinion from Practus, LLP, counsel to the Target Fund, dated as of the Closing Date, substantially to the effect that:

(a)   The Target Fund is an open-end management investment company registered with the Securities and Exchange Commission as an investment company under the 1940 Act.

(b)   No authorization, approval or other action by, and no notice to or filing with, any governmental authority or other regulatory body of the United States is required to be obtained or made by the Target Fund in connection with the execution and delivery by the Target Fund of the Plan of Reorganization and the consummation by the Target Fund of the transaction contemplated thereunder, except (i) such as have been obtained or made, and (ii) such as may be required under federal securities laws.

(c)   WFT is a statutory trust that is validly existing and in good standing under the laws of the Delaware.

(d)   Except for those that have been obtained or made, no consent, approval, authorization or other action by any governmental authority of the state of Delaware pursuant to any statutory law or regulation is required to be obtained or made by the Target Fund as of the date hereof for the consummation by the Target Fund of the transactions contemplated herein, but excluding all consents, approvals, authorizations and other actions required for the ongoing operation of the business of the Target Fund.

(e)   The Target Fund has the trust power to consummate the transactions contemplated by this Agreement.

(f)    The execution and delivery of this Agreement by the Target Fund did not, and the consummation by the Target Fund of the transactions contemplated herein will not, violate the Target Fund’s Declaration of Trust or By-Laws (assuming the requisite approval of the Target Fund shareholders has been obtained in accordance with its Declaration of Trust and By-Laws).

8.8          The Funds will have received an opinion of Practus, LLP, dated as of the Closing Date and addressed to the Acquiring Fund and the Target Fund, substantially to the effect that for federal income tax purposes:

(a)   The Reorganization will constitute a “reorganization” within the meaning of Code Section 368(a), and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Code Section 368(b), plus, a redemption of fractional shares of the Target Fund immediately before the Closing;

(b)   No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the Target Fund Shareholders, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Code Section 1256(b), (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Code Section 1297(a), and (C) any other regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(c)   The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer;

(d)   The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized, will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(e)   No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

(f)    No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

(g)   The aggregate tax basis of the shares of the Acquiring Fund Shares each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor; and

(h)   Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange.

Such opinion will be based on customary assumptions and such representations as Practus, LLP may reasonably request of the Funds, and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.8.

ARTICLE IX

EXPENSES

9.1          The expenses incurred in connection with the Reorganization will be borne by the Target Fund, including in the event the Reorganization is not consummated. Reorganization expenses include, without limitation, (a) expenses associated with the preparation and filing of the Registration Statement and other Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) audit and legal fees incurred by each Fund, including fees of the counsel to WFT, counsel to the Independent Trustees of WFT, counsel to OTG, counsel to ETFOT, and counsel to the Independent Trustees of ETFOT; (f) solicitation costs of the transactions; and (g) other related administrative or operational costs (the “Reorganization Expenses”). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the Target Fund or the Acquiring Fund to qualify for treatment as a “regulated investment company” within the meaning of Code Section 851 or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Code Section 368(a)(1) or otherwise result in the imposition of tax on either the Target Fund or the Acquiring Fund or on any of their respective shareholders.

9.2          Each party represents and warrants to the other party that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with structuring the transactions provided for herein.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1       The parties agree that neither party has made to the other party any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2       The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement will survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1       This Agreement may be terminated by the mutual agreement of the parties, and such termination may be effected by the Principal Executive Officer or any Vice President of each Fund without further action by the Target Fund Board or the Acquiring Fund Board. In addition, this Agreement may be terminated at or before the Closing due to:

(a)  a breach by the non-terminating party of any representation or warranty, or agreement to be performed at or before the Closing, which breach would cause the conditions precedent set forth in Article VI, VII or Article VIII to not be satisfied and such breach (i) is not capable of being cured or (ii) if such breach is capable of being cured, is not cured within 30 days following notice from the non-breaching party;

(b)  a determination by the Target Fund Board or the Acquiring Fund Board that the consummation of the transactions contemplated herein is not in the best interests of its respective Fund.

11.2       In the event of any such termination, in the absence of willful default, there will be no liability for damages on the part of the Acquiring Fund Board, the Target Fund Board, the Acquiring Fund or the Target Fund but Section 9.1 shall continue to apply.

ARTICLE XII

AMENDMENTS

12.1       This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of each Fund as specifically authorized by each Fund’s Board of Trustees; provided, however, that following the receipt of shareholder approval of this Agreement and the transactions contemplated herein at the meeting of the shareholders of the Target Fund called by the Target Fund pursuant to Section 5.2 of this Agreement, no such amendment, modification or supplement may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1       The article and section headings contained in this Agreement are for reference purposes only and will not affect in any way the meaning or interpretation of this Agreement.

13.2       This Agreement may be executed in any number of counterparts, each of which may be deemed an original.

13.3       This Agreement will be governed by and construed in accordance with the laws of the State of Delaware without giving effect to any principal or law thereof that would result in the application of the laws of another jurisdiction.

13.4       This Agreement will bind and inure to the benefit of the parties hereto and their respective successors and assigns, and no assignment or transfer hereof or of any rights or obligations hereunder may be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or may be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5       It is expressly agreed that the obligations of each Fund hereunder will not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents or employees of such Fund personally, but will bind only the property of the Fund, as provided in such Fund’s Declaration of Trust, which is on file with the Secretary of the state of Delaware. The execution and delivery of this Agreement have been authorized by each Fund’s Board of Trustees, and this Agreement has been signed by authorized officers of each Fund acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers will be deemed to have been made by any of them individually or to impose any liability on any of them personally, but will bind only the property of a Fund, as provided in such Fund’s Declaration of Trust, as applicable.

ARTICLE XIV

CONFIDENTIALITY

14.1       Each Fund agrees to treat confidentially and as proprietary information of the other Fund all records and other information, including any information relating to portfolio holdings, of such other Fund and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by such other Fund (which approval shall not be withheld if the disclosing Fund would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), a Fund may disclose such records and/or information as so approved.

ARTICLE XV

COOPERATION AND EXCHANGE OF INFORMATION

15.1       WFT and ETFOT will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended Tax returns or claims for Tax refunds, determining a liability for Taxes or a right to a refund of Taxes, requesting a closing agreement or similar relief from a taxing authority or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any Tax position. Each party or its respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing, provided that the Target Fund shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

15.2       Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund, up to and including the date of the Closing, and such later date on which the Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing any Tax returns relating to Tax periods ending on or prior to the date of the Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.

[Remainder of Page Intentionally Left Blank]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ETF OPPORTUNITIES TRUST

By:
Name:
Title:

WORLD FUNDS TRUST

By:
Name:
Title:

APPENDIX B – FINANCIAL HIGHLIGHTS OF THE TARGET FUND

It is anticipated that following the Reorganization, the Target Fund will be the accounting survivor of the Reorganization. The financial highlights table is intended to help you understand the Target Fund’s financial performance for the period of the Target Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost), on an investment in the Target Fund (assuming reinvestment of all dividends and distributions). The information through March 31, 2024 for the Target Fund has been derived from the financial statements audited by the Target Fund’s independent registered public accounting firm, Tait, Weller & Baker LLP, whose report, along with the Target Fund’s financial statements, are included in the Target Fund’s Annual Report, which is available upon request. The Target Fund’s financial information for the period ended September 30, 2024 is unaudited and is included in the Target Fund’s semi-annual report.

OTG Latin America Fund
Financial Highlights	Selected Per Share Data Throughout Each Period

	Class A
	Six months					Period
	ended					May 8, 2019(2)
	September 30,					through
	2024	Years ended March 31,				March 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.10	$7.70	$8.96	$8.11	$5.83	$10.00
Investment activities
Net investment income (loss)(1)	0.10	0.28	0.38	0.28	0.05	0.12
Net realized and unrealized gain (loss) on investments	(0.73)	1.39	(1.21)	1.02	2.29	(4.15)
Total from investment activities	(0.63)	1.67	(0.83)	1.30	2.34	(4.03)
Distributions
Net investment income	(0.10)	(0.25)	(0.37)	(0.27)	(0.06)	(0.11)
Net realized gain	—	(0.02)	(0.06)	(0.18)	—	(0.03)
Total distributions	(0.10)	(0.27)	(0.43)	(0.45)	(0.06)	(0.14)
Net asset value, end of period	$8.37	$9.10	$7.70	$8.96	$8.11	$5.83
Total Return(3)	(6.91%)	21.95%	(8.84%)	17.12%	40.12%	(40.90%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)	2.71%	2.76%	3.26%	2.77%	2.93%	3.46%
Expenses, net of waivers(5)	1.96%	1.95%	2.22%	1.99%	2.07%	2.17%
Net investment income (loss)	2.42%	3.28%	4.90%	3.32%	0.64%	1.45%
Portfolio turnover rate(3)	26.23%	64.76%	67.32%	79.68%	250.37%	296.18%
Net assets, end of period (000’s)	$17,033	$18,279	$15,117	$18,372	$15,675	$6,831

(1)	Per share amounts calculated using the average shares outstanding during the period.

(2)	Commencement of operations.

(3)	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)	Ratios to average net assets have been annualized for periods less than one year.

(5)	Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding proxy expense would have been: 2.70% and 1.95%for the six months ended September 30, 2024, respectively; 2.76% and 1.95% for the year ended March 31, 2024; 2.99% and 1.95% for the year ended March 31, 2023, respectively; 2.73% and 1.95% for the year ended March 31, 2022, respectively; 2.81% and 1.95% for the year ended March 31, 2021, respectively and 3.24% and 1.95% for the period May 8, 2019 through March 31, 2020, respectively.

STATEMENT OF ADDITIONAL INFORMATION

FOR THE REORGANIZATION OF

OTG Latin America Fund

a series of the World Funds Trust
8730 Stony Point Parkway, Suite 205,

Richmond, Virginia 23235

800-673-0550

INTO

OTG Latin America ETF

a series of the ETF Opportunities Trust
8730 Stony Point Parkway, Suite 205,

Richmond, Virginia 23235

May 13, 2025

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated May 13, 2025 that is being furnished to shareholders of the OTG Latin America Fund (the “Target Fund”), an exchange-traded fund organized as a separate series of World Funds Trust, an open-end management investment company (“WFT”), and OTG Latin America ETF (the “Acquiring Fund”), a newly created series of ETF Opportunities Trust, an open-end management investment company (the “ETFOT”), in connection with a Special Meeting of Shareholders (the “Meeting”) called by the Board of Trustees of the Target Fund to be held at the offices of Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 on June 12, 2025 at 10:00 a.m. Eastern time. At the Meeting, shareholders of the Target Fund will be asked to approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, pursuant to which the Target Fund would reorganize into the Acquiring Fund, and shareholders of the Target Fund would become shareholders of the Acquiring Fund (the “Reorganization”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing the Target Fund at the address shown above or by writing the Acquiring Fund at Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, or calling the Acquiring Fund at 800-673-0550.

Further information about the Acquiring Fund is contained in the Acquiring Fund’s Statement of Additional Information dated May 13, 2025, which is incorporated herein by reference. The Acquiring Fund has not commenced operations and therefore has not published annual or semi-annual shareholder reports. The Target Fund shall be the accounting and performance survivor in the Reorganization. Additionally, there are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The term “Fund” as used in this SAI, refers to the Target Fund.

This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

(i) Target Fund Prospectus and Statement of Additional Information (“SAI”) dated July 29, 2024, as supplemented, filed with the SEC (File Nos. 333-148723 and 811-22172); and

(ii) Target Fund Annual Report to Shareholders for the fiscal year ended March 31, 2024 filed with the SEC (File No. 811-22172);

(iii) Target Fund Semi-Annual Report to Shareholders for the period ended September 30, 2024 filed with the SEC (File No. 811-22172; and

(iv) Acquiring Fund Preliminary Prospectus and Statement of Additional Information filed March 13, 2025, filed with the SEC (File Nos. 333-234544 and 811-23439).

OTG Latin America Fund

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

PROXY VOTING OPTIONS

1. MAIL your signed and voted proxy back in the postage paid envelope provided

2. By PHONE with a live operator when you call toll-free 1-800-628-4077 Monday through Friday 9 a.m. to 6 p.m. Eastern time

CONTROL NUMBER

OTG Latin America Fund

WORLD FUNDS TRUST

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 12, 2025

The undersigned, revoking all Proxies heretofore given, hereby appoints Karen Shupe as Proxy of the undersigned, to vote on behalf of the undersigned all shares of the OTG Latin America Fund, a portfolio series of the World Funds Trust (the “Trust”), that the undersigned is entitled to vote at the special meeting of shareholders, and at any adjournment(s) thereof, to be held at 10:00 a.m., Eastern Time, on June 12, 2025, at the offices of the Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, as fully as the undersigned would be entitled to vote if personally present.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free (800) 628-4077. Representatives are available to assist you Monday through Friday 9 a.m. to 6 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on June 12, 2025 (the “Special Meeting”). The proxy statement for this meeting is available at:

https://otgam.net/products/mutual-fund/latin-america-fund-otgax.

OTG Latin America Fund

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

PROXY CARD

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

This proxy is solicited on behalf of the OTG Latin America Fund’s Board of Trustees, and the Proposal has been unanimously approved by the Board of Trustees and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holder’s best judgment as to any other matters that may arise at the Special Meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

	FOR	AGAINST	ABSTAIN

1. Approval of an Agreement and Plan of Reorganization providing for (i) the transfer of all of the assets of the Target Fund to the OTG Latin America ETF (the “Acquiring Fund”), a newly created series of ETF Opportunities Trust (the “ETFOT”), in exchange for (a) shares of the Acquiring Fund, and cash in lieu of fractional shares of the Acquiring Fund, with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the Target Fund, and (b) the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund and cash in lieu of fractional shares received in the exchange to the shareholders of the Target Fund (the “Reorganization”); and	○	○	○
2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.	○	○	○

Part C

OTHER INFORMATION

Item 15. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

Subject to the rules on incorporation by reference, give a list of all exhibits filed as part of the registration statement.

(1)	Articles of Incorporation

(a) Certificate of Trust of ETF Opportunities Trust (“Registrant”) is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(b) Agreement and Declaration of Trust is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(2)	By-laws

(a) By-Laws of the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(3)	Voting Trust Agreements - Not applicable.

(4)	Agreements of Acquisition, Reorganization, Merger, Liquidation, and any amendments.

(a) Form of Agreement and Plan of Reorganization between World Funds Trust on behalf of the OTG Latin America Fundis attached to Part A of Form N-14 as an exhibit.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(6)	Investment Advisory Agreements
(a) Advisory Agreement between the Registrant and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No. 1 on Form N-1A/A filed on June 15, 2020.

(b)	Sub-Advisory Agreement between Vident Asset Management and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 130 on Form N-1A filed on March 29, 2024.

(c)	Amended Advisory Agreement between the Registrant and Formidable Asset Management, LLC on behalf of the Formidable ETF, the Formidable Dividend and Income ETF and the Formidable Fortress ETF (“Formidable ETFs”) is herein incorporated by reference from the Registrant's Post-Effective Amendment No. 65 on Form N-1A filed on July 31, 2023.

(d)	Sub-Advisory Agreement between Tidal Investments, LLC and Formidable Asset Management, LLC on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(e)	Advisory Agreement between the Registrant and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

(f)	Sub-Advisory Agreement between Tidal Investments, LLC and Applied Finance Advisors, LLC on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 201 on Form N-1A filed on December 13, 2024. .

(g)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(h)

Sub-Advisory Agreement between Vident Asset Management and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Tactical Bond ETF and Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 130 on Form N-1A filed on March 29, 2024.

(i)	Advisory Agreement between the Registrant and Kingsbarn Capital Management, LLC on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(j)	Advisory Agreement between the Registrant and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(k)	Sub-Advisory Agreement between Tidal Investments, LLC and WealthTrust Asset Management, LLC on behalf of the WealthTrust DBS Long Term Growth ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(l)	Amended and Restated Advisory Agreement between the Registrant and Cultivar Capital, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 34 on Form N-1A filed on November 28, 2022.

(m)	Sub-Advisory Agreement between Tidal Investments, LLC and Cultivar Capital, Inc. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective amendment No. 192 on Form N-1A filed on November 27, 2024.

(n)	Advisory Agreement between the Registrant and Tuttle Capital Management LLC on behalf of T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF and T-Rex 2X Inverse NVIDIA Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 97 on Form N-1A filed on October 6, 2023.

(o)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(p)	Sub-Advisory Agreement between Laffer Tengler Investments, Inc. and Tuttle Capital Management, LLC on behalf of the LAFFER|TENGLER Equity Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(q)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of REX IncomeMax AMD Strategy ETF, REX IncomeMax AMZN Strategy ETF, REX IncomeMax TSLA Strategy ETF, REX IncomeMax BIIB Strategy ETF, REX IncomeMax DIS Strategy ETF, REX IncomeMax EEM Strategy ETF, REX IncomeMax GDXJ Strategy ETF, REX IncomeMax GOOG Strategy ETF, REX IncomeMax META Strategy ETF, REX IncomeMax MSFT Strategy ETF, REX IncomeMax MSTR Strategy ETF, REX IncomeMax PYPL Strategy ETF, REX IncomeMax SLV Strategy ETF, REX IncomeMax SMH Strategy ETF, REX IncomeMax SNOW Strategy ETF, REX IncomeMax TLRY Strategy ETF, REX IncomeMax UNG Strategy ETF, REX IncomeMax USO Strategy ETF and REX IncomeMax V Strategy ETF (“REX ETFs”) and REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(r)	Sub-Advisory Agreement between Vident Advisory, LLC (d/b/a Vident Asset Management) and REX Advisers, LLC on behalf of the REX ETFs REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on September 20, 2023.

(s)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital 2X DBMF ETF, Tuttle Capital Daily 2X Inverse Regional Banks ETF, Brendan Wood TopGun ETF, Tuttle Capital Daily 2X Long AI ETF and the Tuttle Capital Daily 2X Inverse AI ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(t)

Sub-Advisory Agreement between Brendan Wood TopGun Partnerships Inc. and Tuttle Capital Management, LLC on behalf of the Brendan Wood TopGun ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(u)

Advisory Agreement between the Registrant and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 109 on Form N-1A filed on November 7, 2023.

(v)

Sub-Advisory Agreement between Tidal Investments, LLC and IDX Advisors, LLC on behalf of the IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 201 on Form N-1A filed on December 13, 2024.

(w)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(x)

Advisory Agreement between the Registrant and Tapp Finance, Inc. on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(y)	Sub-Advisory Agreement between Tuttle Capital Management, LLC and Tapp Finance, Inc. on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(z)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(aa)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(bb)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital Shareholders First Index ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(cc)	Advisory Agreement between Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(dd)	Sub-Advisory Agreement between 3Fourteen & SMI Advisory Services, LLC and Tidal Investments, LLC on behalf of the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(ee)

Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital Congressional Trading ETF, T-REX 2X LONG GME DAILY TARGET ETF, T-REX 2X LONG HOOD DAILY TARGET ETF, T-REX 2X LONG SMCI DAILY TARGET ETF, T-REX 2X LONG DJT DAILY TARGET ETF, T-REX 2X LONG MARA DAILY TARGET ETF, T-REX 2X INVERSE MARA DAILY TARGET ETF, T-REX 2X LONG RBLX  DAILY TARGET ETF, T-REX 2X LONG PLTR DAILY TARGET ETF, T-REX 2X INVERSE PLTR DAILY TARGET ETF, T-REX 2X LONG ARM DAILY TARGET ETF, T-REX 2X LONG SHOP DAILY TARGET ETF, T-REX 2X INVERSE SHOP DAILY TARGET ETF, T-REX 2X LONG AMD DAILY TARGET ETF, T-REX 2X INVERSE AMD DAILY TARGET ETF, T-REX 2X LONG NFLX DAILY TARGET ETF, T-REX 2X INVERSE NFLX DAILY TARGET ETF, T-REX 2X LONG BA DAILY TARGET ETF, T-REX 2X INVERSE BA DAILY TARGET ETF, T-REX 2X LONG SNOW DAILY TARGET ETF, T-REX 2X INVERSE SNOW DAILY TARGET ETF, T-REX 2X LONG AVGO DAILY TARGET ETF, T-REX 2X INVERSE AVGO DAILY TARGET ETF, T-REX 2X LONG PANW DAILY TARGET ETF, T-REX 2X INVERSE PANW DAILY TARGET ETF, T-REX 2X LONG TSM DAILY TARGET ETF, T-REX 2X INVERSE TSM DAILY TARGET ETF, T-REX 2X LONG SQ DAILY TARGET ETF, T-REX 2X INVERSE SQ DAILY TARGET ETF, T-REX 2X LONG AI DAILY TARGET ETF, T-REX 2X LONG COIN DAILY TARGET ETF, and T-REX 2X INVERSE COIN DAILY TARGET ETF, T-REX 2X LONG MSTR DAILY TARGET ETF AND T-REX 2X INVERSE MSTR DAILY TARGET ETF (the “T-Rex 2X Hedge ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(dd)

Advisory Agreement between the Registrant and Brookmont Capital Management, LLC on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(ee)

Sub-Advisory Agreement between Brookmont Capital Management, LLC and King Ridge Capital Advisors, LLC on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(ff)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital RSP Option Income Strategy ETF, Tuttle Capital KRE Option Income Strategy ETF, Tuttle Capital IYR Option Income Strategy ETF, Tuttle Capital XLU Option Income Strategy ETF, Tuttle Capital XLE Option Income Strategy ETF, Tuttle Capital XHB Option Income Strategy ETF, Tuttle Capital EEM Option Income Strategy ETF, Tuttle Capital EFA Option Income Strategy ETF, Tuttle Capital XLF Option Income Strategy ETF, Tuttle Capital VTV Option Income Strategy ETF, Tuttle Capital IJH Option Income Strategy ETF, Tuttle Capital XLV Option Income Strategy ETF, Tuttle Capital SMH Option Income Strategy ETF, Tuttle Capital XBI Option Income Strategy ETF, Tuttle Capital XLY Option Income Strategy ETF (the “Tuttle Option Income ETFs”) (To be Filed by Amendment).

(gg)

Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(hh)

Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(ii)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX IncomeMax IBIT Strategy ETF (To be Filed by Amendment).

(jj)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX IncomeMax IBIT Strategy ETF (To be Filed by Amendment).

(kk)	Management Agreement between T-REX (Cayman) Portfolios SPC (a Cayman Islands exempted company) and REX Advisers, LLC on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(ll)	Advisory Agreement between Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital TSLA Put Write ETF, Tuttle Capital NVDA Put Write ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital COIN Put Write ETF, and Tuttle Capital QQQ Put Write ETF (the “Put Write ETFs”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 229 on Form N-1A filed on February 24, 2025.

(mm)	Advisory Agreement between the Registrant and 3Fourteen & SMI Advisory Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(nn)	Sub-Advisory Agreement between 3Fourteen & SMI Advisory Services, LLC and Tidal Investments, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(oo)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(pp)	Sub-Advisory Agreement between REX Advisers, LLC and Vident Asset Management on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(qq)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Opportunistic Trader ETF, Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(rr)	Form of Sub-Advisory Agreement between Tuttle Capital Management, LLC and OT Advisors, LLC on behalf of the Opportunistic Trader ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(ss)	Advisory Agreement between the Registrant and REX Advisers, LLC on behalf of the REX-OspreyTM DOGE ETF, REX-OspreyTM TRUMP ETF, REX-OspreyTM BONK ETF, REX-OspreyTM XRP ETF, REX-OspreyTM SOL ETF, REX-OspreyTM BTC ETF and REX-OspreyTM ETH ETF and the REX-OSpreyTM MOVE ETF (the “REX-OspreyTM ETFs”) (To be Filed by Amendment).

(tt)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital 2X Long XRP Daily Target ETF, Tuttle Capital 2X Long Solana Daily Target ETF, Tuttle Capital 2X Long Trump Daily Target ETF, Tuttle Capital 2X Long Litecoin Daily Target ETF, Tuttle Capital 2X Long Melania Daily Target ETF, Tuttle Capital 2X Long Bonk Daily Target ETF, Tuttle Capital 2X Long BNB Daily Target ETF, Tuttle Capital 2X Long Cardano Daily Target ETF, Tuttle Capital 2X Long Chainlink Daily Target ETF, and Tuttle Capital 2X Long Polkadot Daily Target ETF (the “Tuttle 2X Crypto ETFs”) (To be Filed by Amendment).

(uu)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital Agentic AI ETF, Tuttle Capital AI in Healthcare ETF, Tuttle Capital AI Power Generation ETF, Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF, Tuttle Capital Drone Industry AI Powered ETF, Tuttle Capital Quantum Computing AI Powered ETF, Tuttle Capital Quantum Computing AI Powered Covered Call ETF and Tuttle Capital UFO Disclosure AI Powered ETF (the “Tuttle Capital AI Powered ETFs”) (To be Filed by Amendment).

(vv)	Advisory Agreement between the Registrant and Hedgeye Asset Management, LLC on behalf of the Hedgeye Capital Allocation ETF and Hedgeye Quality Growth ETF (the “Hedgeye ETFs”) (To be Filed by Amendment).

(ww)	Sub-Advisory Agreement between Hedgeye Asset Management, LLC and Tidal Investment, Inc. on behalf of the Hedgeye ETFs (To be Filed by Amendment).

	(xx)	Advisory Agreement between the Registrant and Tuttle Capital Management, LLC on behalf of the Tuttle Capital No Bleed Tail Risk ETF (To be Filed by Amendment).

	(yy)	Advisory Agreement between the Registrant and OTG Asset Management, Ltd. on behalf of the OTG Latin America ETF (To be Filed by Amendment).

	(zz)	Sub-Advisory Agreement between the Registrant and Tidal Investments, LLC on behalf of the OTG Latin America ETF (To be Filed by Amendment).

(7)	Underwriting or Distributions Contracts

	(a)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

	(b)	First Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the American Conservative Values ETF, the American Conservative Values Small-Cap ETF and the Real Asset Strategies ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

	(c)	Third Amendment to the Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

	(d)	ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Funds in the Trust is herein incorporated by reference from Registrant’s Post-Effective No 30 on Form N-1A filed on September 1, 2022.

	(e)	Fourth Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 44 on Form N-1A filed on March 17, 2023.

	(f)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital 2X DBMF ETF, T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF, T-Rex 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

	(g)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, the Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

	(h)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

	(i)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of TappAlpha SPY Growth & Daily Income ETF and TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(j)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX AI Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(k)	Amendment to ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of SMI 3Fourteen Full-Cycle Trend ETF and Tuttle Capital Shareholders First Index ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 156 on Form N-1A filed on August 9, 2024.

(l)	Amendment to ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital Congressional Trading ETF and the T-Rex 2X Hedge ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(m)	Amendment to ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(n)	Amendment to ETF Distribution Agreement between Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Option Income ETFs (To be Filed by Amendment).

(o)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(p)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF (To be Filed by Amendment).

(q)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Put Write ETFs and the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(r)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(s)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Opportunistic Trader ETF, Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(t)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the REX-OspreyTM ETFs (To be Filed by Amendment).

	(u)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

	(v)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Funds Services, LLC on behalf of the Tuttle Capital AI Powered ETFs (To be Filed by Amendment).

	(w)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Hedgeye ETFs (To be Filed by Amendment).

	(x)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the Tuttle Capital No Bleed Tail Risk ETF (To be Filed by Amendment).

	(y)	Amendment to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC on behalf of the OTG Latin America ETF (To be Filed by Amendment).

	(z)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(8)	Bonus or Profit Sharing Contracts - Not applicable.

(9)	Custodian Agreements

	(a)	Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

(b)

Amendment No. 1 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 8 on Form N-1A filed on April 16, 2021.

	(c)	Amendment No. 4 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Applied Finance Valuation Large Cap ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

	(d)	Amendment No. 5 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Formidable ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 11 on Form N-1A filed on July 20, 2021.

	(e)	Amendment No. 6 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Kingsbarn Tactical Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective No. 19 on Form N-1A filed on October 12, 2021.

	(f)	Amendment No. 7 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the WealthTrust DBS Long Term Growth ETF and the UBC Algorithmic Fundamentals ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed November 23, 2021.

(g)	Amendment No. 8 to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Cultivar ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed on March 24, 2022.

(h)

Amendment to the Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Kingsbarn Dividend Opportunity ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on March 30, 2023.

(i)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital 2X DBMF ETF, T-Rex 2X Long Tesla Daily Target ETF, T-Rex 2X Inverse Tesla Daily Target ETF, T-Rex 2X Long NVIDIA Daily Target ETF, T-Rex 2X Inverse NVIDIA Daily Target ETF LAFFER|TENGLER Equity Income ETF, the REX ETFs and the REX FANG & Innovation Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 64 on Form N-1A filed on July 28, 2023.

(j)

Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital Daily 2X Inverse Regional Banks ETF, Tuttle Capital Daily 2X Long AI ETF, the Tuttle Capital Daily 2X Inverse AI ETF, Brendan Wood TopGun ETF, IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 101 on Form N-1A filed on October 20, 2023.

(k)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Microsoft Daily Target ETF and T-Rex 2X Inverse Microsoft Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 120 on Form N-1A filed on January 8, 2024.

(l)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of TappAlpha Innovation 100 Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 121 on Form N-1A filed on January 23, 2024.

(m)

Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the REX AI Equity Premium Income ETF, Tuttle Capital Shareholders First Index ETF and SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 138 on Form N-1A filed on May 21, 2024.

(n)

Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital Congressional Trading ETF and the T-Rex 2X Hedge ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 170 on Form N-1A filed on September 23, 2024.

(o)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Brookmont Catastrophic Bond ETF and the Tuttle Option Income ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(p)	ETF Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(q)	Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the TappAlpha SPY Growth & Daily Income ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 166 on Form N-1A filed on September 13, 2024.

(r)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(s)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

(t)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(u)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX IncomeMax IBIT Strategy ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(v)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-Rex 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(w)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the Put Write ETFs (To be Filed by Amendment).

(x)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the SMI 3Fourteen REAL Asset Allocation ETF, Tuttle Capital MSTR Put Write ETF, Tuttle Capital QQQ Put Write ETF, and the T-Rex 2X HOOD Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

(y)	Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Put Write ETFs (To be Filed by Amendment).

(z)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

(aa)	Amendment to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the REX Bitcoin Corporate Treasury Convertible Bond ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and the Tuttle Capital TSLA 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

	(bb)	Amendment to Custody Agreement between the Registrant and Citibank, N.A. on behalf of the Opportunistic Trader ETF (To be Filed by Amendment).

	(cc)	Amendment to the Transfer Agent Servicing Agreement between the Registrant and Citibank, N.A. on behalf of the Opportunistic Trader ETF (To be Filed by Amendment).

	(dd)	Amendment to Custody Agreement between the Registrant and [_______] on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, and Tuttle Capital IBIT 0DTE Covered Call ETF (To be Filed by Amendment).

	(ee)	Amendment to the Transfer Agent Servicing Agreement between the Registrant and [_______] on behalf of the Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital COIN 0DTE Covered Call ETF, and Tuttle Capital IBIT 0DTE Covered Call ETF (To be Filed by Amendment).

	(ff)	Amendment to the Custody Agreement between the Registrant and [______] on behalf of the REX-OspreyTM ETFs (To be Filed by Amendment).

	(gg)	Amendment to the Transfer Agent Services Agreement between the Registrant and [_________] on behalf of the REX-OspreyTM ETFs (To be Filed by Amendment).

	(hh)	Amendment to the Custody Agreement between the Registrant and [______] on behalf of the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

	(ii)	Amendment to the Transfer Agent Services Agreement between the Registrant and [_________] on behalf of the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

	(jj)	Amendment to Custody Agreement between the Registrant and [_____]on behalf of the Tuttle Capital AI Powered ETFs (To be Filed by Amendment).

	(kk)	Amendment to the Transfer Agent Services Agreement between the Registrant and [___]on behalf of the Tuttle Capital AI Powered ETFs (To be Filed by Amendment).

	(ll)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the Hedgeye ETFs (To be Filed by Amendment).

	(mm)	Amendment to the Transfer Agent and Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC on behalf of the Hedgeye ETFs (To be Filed by Amendment).

	(nn)	Amendment to Global Custodial and Transfer Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Tuttle Capital No Bleed Tail Risk ETF (To be Filed by Amendment).

	(oo)	Amendment to Custody Agreement between the Registrant and U.S. Bank N.A. on behalf of the OTG Latin America ETF (To be Filed by Amendment).

(10)	Rule 12b-1 Plan

	(a)	Distribution Plan Pursuant to Rule 12b-1 for the SMI 3Fourteen Full-Cycle Trend ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 145 on Form N-1A filed on June 26, 2024.

	(b)	Distribution Plan Pursuant to Rule 12b-1 for the Brookmont Catastrophic Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 212 on Form-N-1A filed on January 17, 2025.

	(c)	Distribution Plan Pursuant to Rule 12b-1 for the Tuttle Option Income ETFs (To be Filed by Amendment).

	(d)	Distribution Plan Pursuant to Rule 12b-1 for the REX Crypto Equity Premium Income ETF is herein incorporated by reference from the Registrant’s Post—Effective Amendment No. 188 on Form N-1A filed on November 22, 2024.

	(e)	Distribution Plan Pursuant to Rule 12b-1 for the SMI 3Fourteen REAL Asset Allocation ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 223 on Form N-1A filed on February 18, 2025.

	(f)	Distribution Plan Pursuant to Rule 12b-1 for the Put Write ETFs is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 229 on Form N-1A filed on February 24, 2025.

	(g)	Distribution Plan Pursuant to Rule 12b-1 for the REX Bitcoin Corporate Treasury Convertible Bond ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

	(h)	Distribution Plan Pursuant to Rule 12b-1 for the Opportunistic Trader ETF, Tuttle Capital AAPL 0DTE Covered Call ETF, Tuttle Capital GOOGL 0DTE Covered Call ETF, Tuttle Capital META 0DTE Covered Call ETF, Tuttle Capital TSLA 0DTE Covered Call ETF, Tuttle Capital NVDA 0DTE Covered Call ETF, Tuttle Capital AMZN 0DTE Covered Call ETF, Tuttle Capital MSFT 0DTE Covered Call ETF, Tuttle Capital MSTR 0DTE Covered Call ETF, and Tuttle Capital COIN 0DTE Covered Call ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 240 on Form N-1A filed on March 24, 2025.

	(i)	Distribution Plan Pursuant to Rule 12b-1 for the REX-OspreyTM ETFs (To be Filed by Amendment).

	(j)	Distribution Plan Pursuant to Rule 12b-1 for the Tuttle 2X Crypto ETFs (To be Filed by Amendment).

	(k)	Distribution Plan Pursuant to Rule 12b-1 for the Tuttle Capital AI Powered ETFs (To be Filed by Amendment).

	(l)	Distribution Plan Pursuant to Rule 12b-1 for the Hedgeye ETFs (To be Filed by Amendment).

	(m)	Distribution Plan Pursuant to Rule 12b-1 for the Tuttle Capital No Bleed Tail Risk ETF (To be Filed by Amendment).

	(n)	Distribution Plan Pursuant to Rule 12b-1 for the OTG Latin America ETF (To be Filed by Amendment).

(11)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the OTG Latin America Fund pursuant to Form N-14 in connection with the reorganization – (To be filed by amendment)

(12)	Opinion and consent of Legal Counsel supporting the tax matters and consequences to shareholders discussed in the prospectus (To be filed by Amendment)

(13)	Not applicable.

(14)	Consent of Independent Registered Public Accountants

	(a)	Consent of Independent Registered Public Accounting firm Cohen & Company, Ltd. for OTG Latin America ETF – Filed herewith

	(b)	Consent of Independent Registered Public Accounting firm Tait, Weller & Baker LLP for OTG Latin America Fund – Filed herewith

(15)	Not applicable.

(16)	Power of Attorney

	(a)	Power of Attorney for Mary Lou H. Ivey, Dr. David J. Urban, and Laura V. Morrison is herein incorporated by reference from the Registrant’s Post-Effective amendment No. 208 on form N-1A filed on January 6, 2025.

(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment an opinion of counsel supporting the tax matters and consequences to shareholders as discussed in this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, World Funds Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, and Commonwealth of Virginia, on this 10th day of April, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicate:

	Signature	Title	Date

	*Mary Lou H. Ivey	Trustee	April 10, 2025

	*Laura V. Morrison	Trustee	April 10, 2025

	*Dr. David J. Urban	Trustee	April 10, 2025

	/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	April 10, 2025
Karen M. Shupe

	/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	April 10, 2025
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney filed as Exhibit (q) on January 6, 2025 (Accession No. 0001999371-25-000136)

EXHIBITS

(14)	Consent of Independent Registered Public Accountants

	(a)	Consent of Independent Registered Public Accounting firm Cohen & Company, Ltd. for OTG Latin America ETF – Filed herewith

	(b)	Consent of Independent Registered Public Accounting firm Tait, Weller & Baker LLP for OTG Latin America Fund – Filed herewith